United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.83%
Communication Services - 3.89%
Interactive Media & Services - 0.57%
Alphabet, Inc., Class AA	910	$1,303,830

Media - 2.78%
Comcast Corp., Class A	71,670	3,095,427
Discovery, Inc., Class CA	42,099	1,169,089
Interpublic Group of Cos., Inc.	15,300	347,310
News Corp., Class A	68,300	930,246
Omnicom Group, Inc.	4,386	330,310
ViacomCBS, Inc., Class B	13,152	448,878

		6,321,260

Wireless Telecommunication Services - 0.54%
Vodafone Group PLC, Sponsored ADR	62,232	1,220,369

Total Communication Services		8,845,459

Consumer Discretionary - 5.57%
Auto Components - 0.85%
Adient PLCA	18,932	486,742
Goodyear Tire & Rubber Co.	37,859	497,088
Magna International, Inc.	18,404	932,899

		1,916,729

Automobiles - 0.96%
General Motors Co.	52,442	1,751,038
Harley-Davidson, Inc.	13,041	435,570

		2,186,608

Hotels, Restaurants & Leisure - 0.87%
Aramark	23,147	1,021,708
Royal Caribbean Cruises Ltd.	8,120	950,690

		1,972,398

Household Durables - 0.11%
Lennar Corp., Class A	3,875	257,145

Multiline Retail - 1.03%
Dollar General Corp.	15,224	2,335,514

Specialty Retail - 1.75%
Advance Auto Parts, Inc.	13,899	1,831,193
Lowe’s Cos., Inc.	18,513	2,151,951

		3,983,144

Total Consumer Discretionary		12,651,538

Consumer Staples - 0.67%
Food Products - 0.24%
Mondelez International, Inc., Class A	9,400	539,372

Personal Products - 0.43%
Unilever PLC, Sponsored ADRB	16,600	992,182

Total Consumer Staples		1,531,554

Energy - 6.37%
Energy Equipment & Services - 0.83%
Halliburton Co.	40,000	872,400

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.83% (continued)
Energy - 6.37% (continued)
Energy Equipment & Services - 0.83% (continued)
National Oilwell Varco, Inc.	48,800	$1,005,768

		1,878,168

Oil, Gas & Consumable Fuels - 5.54%
Apache Corp.	42,614	1,169,328
Chevron Corp.	18,314	1,962,162
EOG Resources, Inc.	9,518	693,957
Hess Corp.	44,453	2,514,706
Kosmos Energy Ltd.	43,069	220,083
Marathon Oil Corp.	82,831	941,788
Marathon Petroleum Corp.	9,431	513,990
Murphy Oil Corp.B	32,275	676,484
Phillips 66	17,940	1,639,178
Royal Dutch Shell PLC, Class A, Sponsored ADR	18,435	961,385
Valero Energy Corp.	15,422	1,300,229

		12,593,290

Total Energy		14,471,458

Financials - 13.66%
Banks - 5.52%
Bank of America Corp.	31,098	1,020,947
CIT Group, Inc.	7,150	326,827
Citigroup, Inc.	27,157	2,020,752
Citizens Financial Group, Inc.	26,368	982,999
Fifth Third Bancorp	11,200	318,640
JPMorgan Chase & Co.	17,809	2,357,199
US Bancorp	23,367	1,243,592
Wells Fargo & Co.	91,094	4,275,952

		12,546,908

Capital Markets - 2.49%
Bank of New York Mellon Corp.	27,877	1,248,332
Goldman Sachs Group, Inc.	8,097	1,925,062
Morgan Stanley	13,337	696,992
Northern Trust Corp.	13,219	1,292,950
State Street Corp.	6,706	507,175

		5,670,511

Consumer Finance - 1.96%
American Express Co.	8,757	1,137,272
Capital One Financial Corp.	11,029	1,100,694
Discover Financial Services	11,000	826,430
Navient Corp.	42,666	613,537
SLM Corp.	70,193	766,507

		4,444,440

Diversified Financial Services - 0.70%
Berkshire Hathaway, Inc., Class BA	3,324	746,005
Equitable Holdings, Inc.	34,800	835,896

		1,581,901

Insurance - 2.72%
American International Group, Inc.	82,766	4,159,819
Chubb Ltd.	6,791	1,032,164
Travelers Cos., Inc.	7,557	994,653

		6,186,636

Thrifts & Mortgage Finance - 0.27%
New York Community Bancorp, Inc.	56,518	625,089

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.83% (continued)
Financials - 13.66% (continued)
Total Financials		$31,055,485

Health Care - 6.10%
Biotechnology - 0.15%
Biogen, Inc.A	1,272	341,977

Health Care Equipment & Supplies - 1.70%
Medtronic PLC	30,517	3,522,882
Zimmer Biomet Holdings, Inc.	2,332	344,903

		3,867,785

Health Care Providers & Services - 3.30%
Anthem, Inc.	8,053	2,136,300
Centene Corp.A	6,700	420,827
CVS Health Corp.	28,153	1,909,337
HCA Healthcare, Inc.	2,300	319,240
UnitedHealth Group, Inc.	9,960	2,713,602

		7,499,306

Pharmaceuticals - 0.95%
GlaxoSmithKline PLC, Sponsored ADR	22,043	1,031,612
Sanofi, ADR	23,513	1,134,973

		2,166,585

Total Health Care		13,875,653

Industrials - 7.78%
Aerospace & Defense - 1.36%
Embraer S.A., Sponsored ADRA	10,324	173,856
Spirit AeroSystems Holdings, Inc., Class A	18,918	1,235,724
United Technologies Corp.	11,196	1,681,639

		3,091,219

Air Freight & Logistics - 0.29%
FedEx Corp.	4,500	650,880

Building Products - 0.03%
Johnson Controls International PLC	1,893	74,679

Construction & Engineering - 0.13%
Fluor Corp.	16,800	300,552

Electrical Equipment - 0.14%
Eaton Corp. PLC	3,383	319,592

Industrial Conglomerates - 2.40%
General Electric Co.	437,169	5,442,754

Machinery - 3.02%
CNH Industrial N.V.	122,680	1,155,645
Cummins, Inc.	8,272	1,323,272
Deere & Co.	8,365	1,326,522
PACCAR, Inc.	4,439	329,418
Stanley Black & Decker, Inc.	8,843	1,408,955
Westinghouse Air Brake Technologies Corp.	17,871	1,319,952

		6,863,764

Road & Rail - 0.41%
JB Hunt Transport Services, Inc.	8,659	934,566

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.83% (continued)
Industrials - 7.78% (continued)
Total Industrials		$17,678,006

Information Technology - 7.12%
Communications Equipment - 0.30%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	87,620	688,693

Electronic Equipment, Instruments & Components - 0.82%
Corning, Inc.	51,595	1,377,071
TE Connectivity Ltd.	5,258	484,682

		1,861,753

Semiconductors & Semiconductor Equipment - 2.16%
Broadcom, Inc.	5,594	1,707,065
QUALCOMM, Inc.	15,823	1,349,860
Texas Instruments, Inc.	15,461	1,865,370

		4,922,295

Software - 3.32%
Microsoft Corp.	23,153	3,941,335
Oracle Corp.	66,151	3,469,620
Teradata Corp.A	5,318	129,440

		7,540,395

Technology Hardware, Storage & Peripherals - 0.52%
Hewlett Packard Enterprise Co.	84,408	1,175,804

Total Information Technology		16,188,940

Materials - 1.99%
Chemicals - 1.63%
Air Products & Chemicals, Inc.	8,642	2,062,932
Corteva, Inc.A	37,912	1,096,415
DuPont de Nemours, Inc.	10,639	544,504

		3,703,851

Containers & Packaging - 0.36%
International Paper Co.	19,925	811,346

Total Materials		4,515,197

Real Estate - 0.71%
Equity Real Estate Investment Trusts (REITs) - 0.71%
MGM Growth Properties LLC, Class AB	37,900	1,210,526
Simon Property Group, Inc.	3,091	411,567

		1,622,093

Total Real Estate		1,622,093

Utilities - 2.97%
Electric Utilities - 2.00%
Edison International	19,472	1,490,582
Entergy Corp.	5,612	738,090
PPL Corp.	43,247	1,565,109
Southern Co.	10,743	756,307

		4,550,088

Multi-Utilities - 0.97%
Dominion Energy, Inc.	25,589	2,194,257

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
COMMON STOCKS - 56.83% (continued)
Utilities - 2.97% (continued)
Total Utilities		$6,744,345

Total Common Stocks (Cost $115,987,222)		129,179,728

CORPORATE OBLIGATIONS - 13.03%
Basic Materials - 0.22%
Chemicals - 0.13%
Dow Chemical Co., 3.500%, Due 10/1/2024	$294,000	313,179

Iron/Steel - 0.09%
Nucor Corp.,
4.125%, Due 9/15/2022	77,000	81,022
4.000%, Due 8/1/2023	115,000	122,482

		203,504

Total Basic Materials		516,683

Communications - 1.04%
Internet - 0.03%
Amazon.com, Inc., 3.875%, Due 8/22/2037	55,000	64,505

Media - 0.73%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	130,000	136,305
Comcast Corp.,
3.150%, Due 3/1/2026	79,000	84,014
4.600%, Due 10/15/2038	85,000	104,858
6.550%, Due 7/1/2039	217,000	325,882
Fox Corp., 5.476%, Due 1/25/2039C	80,000	101,219
NBCUniversal Enterprise, Inc., 2.309%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C D	500,000	502,058
ViacomCBS, Inc., 3.375%, Due 3/1/2022	337,000	346,328
Walt Disney Co., 6.400%, Due 12/15/2035	35,000	51,693

		1,652,357

Telecommunications - 0.28%
AT&T, Inc.,
3.400%, Due 5/15/2025	169,000	179,317
5.350%, Due 9/1/2040	45,000	57,143
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	135,000	139,858
4.329%, Due 9/21/2028	180,000	208,207
4.500%, Due 8/10/2033	50,000	60,162

		644,687

Total Communications		2,361,549

Consumer, Cyclical - 1.20%
Airlines - 0.07%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	85,000	92,279
United Airlines Pass Through Trust, 2.700%, Due 11/1/2033, Series AA	60,000	62,210

		154,489

Auto Manufacturers - 0.30%
American Honda Finance Corp.,
3.875%, Due 9/21/2020C	250,000	253,449

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Consumer, Cyclical - 1.20% (continued)
Auto Manufacturers - 0.30% (continued)
American Honda Finance Corp. (continued)
2.050%, Due 1/10/2023	$130,000	$131,469
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	130,000	133,019
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	145,000	153,962

		671,899

Auto Parts & Equipment - 0.04%
Aptiv Corp., 4.150%, Due 3/15/2024	85,000	91,463

Retail - 0.79%
Dollar General Corp., 4.125%, Due 5/1/2028	45,000	50,658
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	89,639
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	532,304
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	105,000	107,503
McDonald’s Corp., 3.700%, Due 1/30/2026	143,000	155,881
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	100,000	113,835
Starbucks Corp., 4.000%, Due 11/15/2028	85,000	96,331
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	153,575
Walmart, Inc.,
3.400%, Due 6/26/2023	95,000	100,693
2.375%, Due 9/24/2029	150,000	154,907
7.550%, Due 2/15/2030	169,000	249,233

		1,804,559

Total Consumer, Cyclical		2,722,410

Consumer, Non-Cyclical - 1.23%
Agriculture - 0.07%
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	150,302

Beverages - 0.06%
Molson Coors Beverage Co., 3.000%, Due 7/15/2026	130,000	133,686

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	85,000	98,296

Commercial Services - 0.07%
Moody’s Corp., 4.875%, Due 12/17/2048	70,000	89,262
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	79,221

		168,483

Food - 0.04%
Kraft Heinz Foods Co.,
3.000%, Due 6/1/2026	45,000	45,775
4.625%, Due 10/1/2039C	35,000	37,802

		83,577

Health Care - Products - 0.21%
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	338,916
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	120,000	128,080

		466,996

Health Care - Services - 0.10%
HCA, Inc., 4.125%, Due 6/15/2029	60,000	64,931
Humana, Inc., 3.150%, Due 12/1/2022	115,000	118,462

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Consumer, Non-Cyclical - 1.23% (continued)
Health Care - Services - 0.10% (continued)
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	$35,000	$42,738

		226,131

Pharmaceuticals - 0.64%
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	89,062
4.450%, Due 5/14/2046	80,000	89,975
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029C	690,000	756,046
Cigna Corp., 4.125%, Due 11/15/2025	110,000	121,104
CVS Health Corp.,
3.700%, Due 3/9/2023	85,000	89,201
4.100%, Due 3/25/2025	50,000	54,371
5.050%, Due 3/25/2048	50,000	60,607
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	85,000	87,432
Zoetis, Inc., 3.000%, Due 9/12/2027	110,000	115,508

		1,463,306

Total Consumer, Non-Cyclical		2,790,777

Energy - 0.62%
Oil & Gas - 0.28%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	70,000	76,634
Concho Resources, Inc., 4.300%, Due 8/15/2028	85,000	93,119
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	100,000	101,668
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	65,000	74,833
Occidental Petroleum Corp., 2.900%, Due 8/15/2024	100,000	102,148
Phillips 66, 4.300%, Due 4/1/2022	97,000	101,970
Valero Energy Corp., 4.350%, Due 6/1/2028	85,000	94,485

		644,857

Pipelines - 0.34%
Cameron LNG LLC, 3.302%, Due 1/15/2035C	110,000	116,040
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	86,000	95,399
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	25,000	25,490
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	86,840
MPLX LP,
4.125%, Due 3/1/2027	80,000	84,753
5.200%, Due 3/1/2047	36,000	39,775
ONEOK, Inc., 4.550%, Due 7/15/2028	95,000	104,708
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	38,000	40,604
3.750%, Due 3/1/2028	70,000	74,436
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	48,000	50,994
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	43,000	45,620

		764,659

Total Energy		1,409,516

Financial - 4.88%
Banks - 3.06%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	209,610
2.456%, Due 10/22/2025, (3-mo. USD LIBOR + 0.870%)D	170,000	173,669
6.110%, Due 1/29/2037	176,000	242,766
5.000%, Due 1/21/2044	230,000	306,021
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	160,000	172,819

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Financial - 4.88% (continued)
Banks - 3.06% (continued)
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)D	$275,000	$301,801
5.875%, Due 1/30/2042	145,000	208,618
Fifth Third Bank, 2.250%, Due 2/1/2027	500,000	503,193
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	414,055
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	165,000	168,658
3.500%, Due 1/23/2025	95,000	101,148
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)D	95,000	99,818
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	464,923
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	250,000	253,957
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	145,000	158,914
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	135,000	154,170
5.500%, Due 10/15/2040	313,000	434,546
Morgan Stanley,
3.700%, Due 10/23/2024	170,000	183,255
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	150,000	162,388
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	120,000	127,973
2.550%, Due 1/22/2030	500,000	510,903
State Street Corp., 3.300%, Due 12/16/2024	135,000	144,566
Truist Bank, 2.450%, Due 8/1/2022	120,000	122,176
Truist Financial Corp., 2.750%, Due 4/1/2022	185,000	188,767
US Bancorp,
3.375%, Due 2/5/2024	100,000	106,353
2.400%, Due 7/30/2024	185,000	190,000
Wells Fargo & Co.,
2.819%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)D	500,000	505,971
3.584%, Due 5/22/2028, (3-mo. USD LIBOR + 1.310%)D	230,000	248,664
4.750%, Due 12/7/2046	85,000	105,246

		6,964,948

Diversified Financial Services - 0.57%
American Express Co.,
2.491%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)D	420,000	422,801
3.400%, Due 2/27/2023	100,000	104,701
4.200%, Due 11/6/2025	135,000	151,369
4.050%, Due 12/3/2042	35,000	43,014
Capital One Financial Corp., 3.200%, Due 1/30/2023	135,000	140,030
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	95,000	104,753
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	95,000	102,910
TD Ameritrade Holding Corp., 2.750%, Due 10/1/2029	95,000	98,433
Visa, Inc., 3.150%, Due 12/14/2025	115,000	123,542

		1,291,553

Insurance - 0.74%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	308,575
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	75,802
CNA Financial Corp., 3.900%, Due 5/1/2029	85,000	94,370
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023C	35,000	37,507
4.569%, Due 2/1/2029C	58,000	66,989
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	249,957
4.721%, Due 12/15/2044	193,000	244,226
Prudential Financial, Inc.,

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Financial - 4.88% (continued)
Insurance - 0.74% (continued)
Prudential Financial, Inc. (continued)
4.600%, Due 5/15/2044	$313,000	$386,168
4.350%, Due 2/25/2050	100,000	119,224
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	57,000	63,408
Willis North America, Inc., 3.600%, Due 5/15/2024	35,000	37,249

		1,683,475

REITS - 0.51%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	80,000	86,715
Boston Properties LP,
3.200%, Due 1/15/2025	70,000	73,913
2.900%, Due 3/15/2030	70,000	72,161
Camden Property Trust, 3.150%, Due 7/1/2029	75,000	80,497
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	85,185
Digital Realty Trust LP, 3.700%, Due 8/15/2027	80,000	86,855
ERP Operating LP, 3.000%, Due 4/15/2023	52,000	53,912
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	85,000	90,059
Public Storage, 2.370%, Due 9/15/2022	115,000	116,838
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	332,235
Ventas Realty LP, 5.700%, Due 9/30/2043	55,000	73,134

		1,151,504

Total Financial		11,091,480

Industrial - 1.19%
Aerospace/Defense - 0.29%
Lockheed Martin Corp., 3.550%, Due 1/15/2026	95,000	103,677
Northrop Grumman Corp., 3.850%, Due 4/15/2045	115,000	129,273
United Technologies Corp.,
4.125%, Due 11/16/2028	90,000	103,598
6.125%, Due 7/15/2038	217,000	315,367

		651,915

Building Materials - 0.06%
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	145,669

		145,669

Electronics - 0.04%
Allegion PLC, 3.500%, Due 10/1/2029	85,000	89,245

Environmental Control - 0.04%
Republic Services, Inc., 2.500%, Due 8/15/2024	95,000	97,348

Machinery - Diversified - 0.27%
John Deere Capital Corp.,
2.150%, Due 9/8/2022	95,000	96,288
2.450%, Due 1/9/2030	500,000	510,087

		606,375

Metal Fabricate/Hardware - 0.04%
Precision Castparts Corp., 3.250%, Due 6/15/2025	95,000	101,660

Miscellaneous Manufacturing - 0.14%
Eaton Corp., 2.750%, Due 11/2/2022	80,000	82,181
General Electric Co., 3.450%, Due 5/15/2024	80,000	84,219

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Industrial - 1.19% (continued)
Miscellaneous Manufacturing - 0.14% (continued)
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	$145,000	$145,161

		311,561

Transportation - 0.31%
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	60,000	65,631
5.750%, Due 5/1/2040	202,000	285,938
CSX Corp., 5.500%, Due 4/15/2041	157,000	209,100
Union Pacific Corp., 4.100%, Due 9/15/2067	130,000	138,449

		699,118

Total Industrial		2,702,891

Technology - 1.35%
Computers - 0.91%
Apple, Inc.,
2.850%, Due 5/11/2024	245,000	256,386
2.200%, Due 9/11/2029	300,000	302,334
Dell International LLC / EMC Corp., 4.420%, Due 6/15/2021C	135,000	139,117
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	630,686
HP, Inc., 4.050%, Due 9/15/2022	145,000	153,142
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	601,845

		2,083,510

Semiconductors - 0.15%
Analog Devices, Inc., 3.900%, Due 12/15/2025	70,000	76,631
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.000%, Due 1/15/2022	85,000	86,515
3.125%, Due 1/15/2025	85,000	87,462
QUALCOMM, Inc., 2.900%, Due 5/20/2024	80,000	83,515

		334,123

Software - 0.29%
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	95,000	101,064
Fiserv, Inc., 3.200%, Due 7/1/2026	100,000	105,576
Microsoft Corp., 4.450%, Due 11/3/2045	70,000	91,359
Oracle Corp.,
2.500%, Due 5/15/2022	165,000	167,982
4.300%, Due 7/8/2034	162,000	195,923

		661,904

Total Technology		3,079,537

Utilities - 1.30%
Electric - 1.15%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	85,000	88,002
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	45,000	55,364
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	387,417
Consolidated Edison Co. of New York, Inc.,
4.625%, Due 12/1/2054	80,000	102,010
5.500%, Due 12/1/2039, Series 09-C	169,000	230,878
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	86,000	90,813
Duke Energy Corp.,
3.550%, Due 9/15/2021	125,000	128,190
3.750%, Due 4/15/2024	95,000	101,718
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	118,222

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 13.03% (continued)
Utilities - 1.30% (continued)
Electric - 1.15% (continued)
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	$67,000	$78,641
Florida Power & Light Co., 3.950%, Due 3/1/2048	70,000	83,299
Georgia Power Co., 2.100%, Due 7/30/2023, Series A	60,000	60,674
MidAmerican Energy Co., 3.100%, Due 5/1/2027	110,000	117,351
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	95,000	99,186
4.300%, Due 3/15/2049	70,000	87,851
NextEra Energy Capital Holdings, Inc., 2.403%, Due 9/1/2021	50,000	50,518
Southern Co., 2.750%, Due 6/15/2020	241,000	241,516
Southern Power Co., 4.150%, Due 12/1/2025	94,000	103,980
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	297,426
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	84,000	90,258

		2,613,314

Gas - 0.15%
National Fuel Gas Co., 3.950%, Due 9/15/2027	115,000	117,789
NiSource, Inc.,
3.490%, Due 5/15/2027	65,000	69,910
3.950%, Due 3/30/2048	95,000	103,094
Southern California Gas Co., 2.550%, Due 2/1/2030	45,000	46,167

		336,960

Total Utilities		2,950,274

Total Corporate Obligations (Cost $27,197,046)		29,625,117

FOREIGN CORPORATE OBLIGATIONS - 2.65%
Basic Materials - 0.10%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	69,000	75,546

Iron/Steel - 0.05%
ArcelorMittal S.A., 3.600%, Due 7/16/2024	100,000	103,477

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	45,000	51,759

Total Basic Materials		230,782

Communications - 0.89%
Internet - 0.14%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	334,013

Media - 0.16%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	156,952
3.850%, Due 9/29/2024	193,000	205,188

		362,140

Telecommunications - 0.59%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	237,323
Bell Canada, Inc., 4.464%, Due 4/1/2048	65,000	78,229
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	185,482
Rogers Communications, Inc., 3.625%, Due 12/15/2025	120,000	130,034
TELUS Corp., 2.800%, Due 2/16/2027	69,000	71,257
Vodafone Group PLC,
3.750%, Due 1/16/2024	95,000	101,311

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.65% (continued)
Communications - 0.89% (continued)
Telecommunications - 0.59% (continued)
Vodafone Group PLC (continued)
6.150%, Due 2/27/2037	$393,000	$531,513

		1,335,149

Total Communications		2,031,302

Consumer, Cyclical - 0.14%
Auto Manufacturers - 0.14%
Daimler Finance North America LLC, 2.450%, Due 5/18/2020C	313,000	313,523

Total Consumer, Cyclical		313,523

Consumer, Non-Cyclical - 0.44%
Beverages - 0.40%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	30,000	34,696
5.450%, Due 1/23/2039	550,000	714,431
5.550%, Due 1/23/2049	70,000	95,505
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	75,000	77,162

		921,794

Commercial Services - 0.02%
RELX Capital, Inc., 3.500%, Due 3/16/2023	45,000	47,225

Pharmaceuticals - 0.02%
Sanofi, 4.000%, Due 3/29/2021	35,000	35,967

Total Consumer, Non-Cyclical		1,004,986

Energy - 0.55%
Oil & Gas - 0.43%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	50,000	53,590
6.250%, Due 3/15/2038	176,000	229,585
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	563,245
Shell International Finance B.V., 2.000%, Due 11/7/2024	130,000	131,076

		977,496

Pipelines - 0.12%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	153,389
6.100%, Due 6/1/2040	82,000	109,823

		263,212

Total Energy		1,240,708

Financial - 0.36%
Banks - 0.36%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	170,000	179,309
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)D	93,000	95,406
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	80,000	81,546
Royal Bank of Canada, 2.250%, Due 11/1/2024	160,000	163,039

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.65% (continued)
Financial - 0.36% (continued)
Banks - 0.36% (continued)
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	$275,000	$290,774

		810,074

Total Financial		810,074

Industrial - 0.17%
Aerospace/Defense - 0.15%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	336,171

Machinery - Diversified - 0.02%
CNH Industrial N.V., 3.850%, Due 11/15/2027	50,000	52,949

Total Industrial		389,120

Total Foreign Corporate Obligations (Cost $5,286,566)		6,020,495

FOREIGN SOVEREIGN OBLIGATIONS - 0.08% (Cost $171,340)
Province of Ontario Canada, 2.500%, Due 4/27/2026	170,000	178,583

ASSET-BACKED OBLIGATIONS - 0.59%
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	73,605	73,582
BMW Vehicle Lease Trust, 2.840%, Due 11/22/2021, 2019 1 A3	105,000	106,044
Ford Credit Auto Lease Trust, 2.220%, Due 10/15/2022, 2019 B A3	165,000	166,283
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	75,000	75,828
Jersey Mike’s Funding, 4.433%, Due 2/15/2050, 2019 1A A2C	60,000	61,349
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	190,000	192,483
Mercedes-Benz Auto Lease Trust, 2.000%, Due 10/17/2022, 2019 B A3	105,000	105,420
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	101,161	103,649
Toyota Auto Receivables Owner Trust, 1.920%, Due 1/16/2024, 2019 D A3	250,000	251,891
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	211,148
Total Asset-Backed Obligations (Cost $1,334,864)		1,347,677

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.49%
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	105,365	107,171
Ginnie Mae REMIC Trust,
1.368%, Due 11/16/2041, 2013-125 AB	490,975	485,688
1.147%, Due 12/16/2038, 2013-139 A	189,992	188,940
1.624%, Due 7/16/2039, 2013-78 AB	328,371	325,784
Total Collateralized Mortgage Obligations (Cost $1,111,271)		1,107,583

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.29%
Bank,
3.183%, Due 8/15/2061, 2019-BN19 A3	185,000	200,240
2.920%, Due 12/15/2052, 2019-BN23 A3	65,000	68,983
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	194,060	196,794
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	186,336	188,402
Total Commercial Mortgage-Backed Obligations (Cost $647,339)		654,419

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.49%
Federal Home Loan Mortgage Corp.,
5.000%, Due 10/1/2020	616	651
3.500%, Due 9/1/2028	38,739	40,641
3.000%, Due 11/1/2032	112,736	117,137
5.000%, Due 8/1/2033	36,603	40,641
5.500%, Due 2/1/2034	35,852	40,457
3.000%, Due 8/1/2034	22,723	23,420

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.49% (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, Due 1/1/2041	$134,989	$145,487
4.500%, Due 2/1/2041	91,490	100,036
3.500%, Due 6/1/2042	452,600	478,932
3.000%, Due 11/1/2046	423,589	437,649
3.000%, Due 4/1/2047	282,202	292,788
3.500%, Due 1/1/2048	521,139	546,669
4.000%, Due 4/1/2048	243,192	256,070
3.000%, Due 8/1/2048	271,332	281,663
4.500%, Due 2/1/2049	380,848	402,543
3.500%, Due 5/1/2049	807,336	832,867
3.500%, Due 7/1/2049	995,351	1,027,876
3.000%, Due 11/1/2049	542,331	555,421

		5,620,948

Federal National Mortgage Association,
4.000%, Due 8/1/2020	2,052	2,144
3.500%, Due 1/1/2028E	38,608	40,294
3.000%, Due 7/1/2032	169,862	175,269
5.000%, Due 3/1/2034E	39,493	43,807
4.500%, Due 4/1/2034	70,824	76,477
3.000%, Due 10/1/2034	14,610	15,120
3.500%, Due 1/1/2035	522,061	544,943
3.500%, Due 6/1/2037	259,341	272,509
5.500%, Due 6/1/2038	7,505	8,415
3.000%, Due 10/1/2039	196,157	202,245
3.000%, Due 11/1/2039	409,223	421,032
4.500%, Due 1/1/2040	99,088	108,265
5.000%, Due 5/1/2040	149,608	164,433
5.000%, Due 6/1/2040	122,456	135,723
4.000%, Due 9/1/2040	88,343	95,120
4.000%, Due 1/1/2041	178,108	191,878
3.000%, Due 6/1/2043	733,522	761,561
3.500%, Due 7/1/2043	129,737	137,038
3.000%, Due 8/1/2043	640,861	665,357
4.000%, Due 11/1/2044E	101,039	109,411
4.000%, Due 7/1/2045	410,373	438,200
3.500%, Due 8/1/2045	112,848	118,223
3.500%, Due 11/1/2045	1,207,180	1,264,566
3.500%, Due 5/1/2046	162,071	169,612
4.000%, Due 7/1/2046	179,689	191,606
3.000%, Due 10/1/2046	64,324	66,423
3.000%, Due 11/1/2046	295,995	307,121
3.000%, Due 12/1/2046E	181,133	187,940
3.000%, Due 2/1/2047	203,019	209,593
3.000%, Due 3/1/2047E	139,236	143,763
3.500%, Due 3/1/2047	89,834	94,625
4.500%, Due 7/1/2047	96,336	102,836
4.500%, Due 8/1/2047	108,200	115,522
3.500%, Due 9/1/2047	112,898	119,365
3.500%, Due 2/1/2048	243,971	253,727
4.000%, Due 3/1/2048	205,878	216,759
4.500%, Due 4/1/2048	89,088	94,766
4.500%, Due 7/1/2048	270,975	287,506
4.500%, Due 7/1/2048E	138,727	147,558
3.000%, Due 10/1/2048E	156,979	160,509
3.500%, Due 8/1/2049	151,898	157,491
3.000%, Due 9/1/2049	168,770	174,382
4.500%, Due 9/1/2049	199,705	212,480
4.000%, Due 10/1/2049E	258,095	271,821

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.49% (continued)
Federal National Mortgage Association (continued)
4.500%, Due 10/1/2049	$415,727	$442,444
4.000%, Due 11/1/2049	411,972	437,645
3.500%, Due 12/1/2049E	460,822	478,449

		11,035,973

Government National Mortgage Association,
6.500%, Due 8/15/2027	30,177	33,361
6.500%, Due 11/15/2027	35,489	39,330
7.500%, Due 12/15/2028	32,511	37,025
5.500%, Due 7/15/2033	38,561	43,297
6.000%, Due 12/15/2033	50,456	57,686
5.500%, Due 2/20/2034	53,249	60,014
5.000%, Due 10/15/2039	87,868	98,234
3.500%, Due 9/15/2041	224,799	236,776
3.000%, Due 6/20/2046	217,442	225,695
3.000%, Due 12/20/2046	147,748	153,257
3.500%, Due 8/20/2047	67,924	70,897
3.500%, Due 10/20/2047	65,273	67,935
4.000%, Due 1/20/2048	347,871	365,520
5.000%, Due 6/20/2049	190,040	200,812
4.500%, Due 7/20/2049	200,061	210,122
4.500%, Due 8/20/2049	196,614	207,022
5.000%, Due 8/20/2049	100,696	106,743
4.000%, Due 1/20/2050	420,000	440,324

		2,654,050

Total U.S. Agency Mortgage-Backed Obligations (Cost $18,952,049)		19,310,971

U.S. TREASURY OBLIGATIONS - 13.83%
U.S. Treasury Notes/Bonds,
1.750%, Due 10/31/2020	319,000	319,411
1.675%, Due 4/30/2021, (3-mo. Treasury money market yield + 0.139%)D	2,500,000	2,501,054
2.000%, Due 5/31/2021	831,000	837,038
1.756%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)D	2,500,000	2,503,723
1.836%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)D	565,000	566,669
2.000%, Due 2/15/2022	2,811,000	2,848,224
1.750%, Due 9/30/2022	500,000	505,703
1.625%, Due 11/15/2022	964,000	972,209
1.750%, Due 1/31/2023	284,000	287,661
2.000%, Due 2/15/2023	500,000	510,313
2.750%, Due 7/31/2023	500,000	524,434
2.500%, Due 8/15/2023	964,000	1,003,577
2.375%, Due 8/15/2024	1,867,000	1,952,838
1.750%, Due 12/31/2024	2,500,000	2,550,000
2.875%, Due 7/31/2025	500,000	539,883
6.875%, Due 8/15/2025	279,000	361,163
2.000%, Due 11/15/2026	500,000	518,418
1.750%, Due 12/31/2026	2,000,000	2,041,719
2.875%, Due 5/15/2028	200,000	221,781
2.875%, Due 8/15/2028	100,000	111,129
5.250%, Due 11/15/2028	217,000	284,558
2.625%, Due 2/15/2029	1,785,000	1,954,226
2.375%, Due 5/15/2029	450,000	483,697
1.625%, Due 8/15/2029	350,000	353,404
1.750%, Due 11/15/2029	1,700,000	1,735,395
4.750%, Due 2/15/2037	304,000	439,339
4.500%, Due 8/15/2039	241,000	346,767
2.750%, Due 8/15/2042	250,000	285,088
3.000%, Due 2/15/2049	2,704,000	3,292,965

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 13.83% (continued)
U.S. Treasury Notes/Bonds (continued)
2.875%, Due 5/15/2049	$500,000	$595,586

		31,447,972

Total U.S. Treasury Obligations (Cost $30,296,158)		31,447,972

	Shares
SHORT-TERM INVESTMENTS - 3.54%
Investment Companies - 3.03%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%F G	6,880,102	6,880,102

	Principal Amount
U.S. TREASURY OBLIGATIONS - 0.51%
U.S. Treasury Bills,
1.870%, Due 2/13/2020H	$175,000	174,929
1.458%, Due 7/9/2020	1,000,000	993,458
Total U.S. Treasury Obligations (Cost $1,168,585)		1,168,387

Total Short-Term Investments (Cost $8,048,687)		8,048,489

	Shares
SECURITIES LENDING COLLATERAL - 0.29% (Cost $660,858)
Investment Companies - 0.29%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%F G	660,858	660,858

TOTAL INVESTMENTS - 100.11% (Cost $209,693,400)		227,581,892
LIABILITIES, NET OF OTHER ASSETS - (0.11%)		(256,269)

TOTAL NET ASSETS - 100.00%		$227,325,623

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,469,997 or 1.53% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2020.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.
H	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR – Secured Overnight Financing Rate.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	32	March 2020	$5,235,433	$5,158,400	$(77,033)

			$5,235,433	$5,158,400	$(77,033)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$129,179,728	$—	$—	$129,179,728
Corporate Obligations	—	29,625,117	—	29,625,117
Foreign Corporate Obligations	—	6,020,495	—	6,020,495
Foreign Sovereign Obligations	—	178,583	—	178,583
Asset-Backed Obligations	—	1,347,677	—	1,347,677
Collateralized Mortgage Obligations	—	1,107,583	—	1,107,583
Commercial Mortgage-Backed Obligations	—	654,419	—	654,419
U.S. Agency Mortgage-Backed Obligations	—	19,310,971	—	19,310,971
U.S. Treasury Obligations	—	31,447,972	—	31,447,972
Short-Term Investments	6,880,102	1,168,387	—	8,048,489
Securities Lending Collateral	660,858	—	—	660,858

Total Investments in Securities - Assets	$136,720,688	$90,861,204	$—	$227,581,892

Financial Derivative Instruments - Liabilities
Futures Contracts	$(77,033)	$—	$—	$(77,033)

Total Financial Derivative Instruments - Liabilities	$(77,033)	$—	$—	$(77,033)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 65.22%
Communications - 6.82%
Media - 6.82%
Comcast Corp., 2.461%, Due 4/15/2024, (3-mo. USD LIBOR + 0.630%)A	$13,341,000	$13,531,453
TWDC Enterprises Corp., 2.290%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	13,772,000	13,854,648

		27,386,101

Total Communications		27,386,101

Consumer, Non-Cyclical - 5.12%
Beverages - 4.20%
PepsiCo, Inc.,
2.430%, Due 10/6/2021, (3-mo. USD LIBOR + 0.530%)A	6,460,000	6,507,439
2.128%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	10,285,000	10,338,173

		16,845,612

Health Care - Services - 0.92%
UnitedHealth Group, Inc., 1.901%, Due 10/15/2020, (3-mo. USD LIBOR + 0.070%)A	3,720,000	3,720,597

Total Consumer, Non-Cyclical		20,566,209

Financial - 26.76%
Banks - 23.33%
Bank of America Corp., 2.682%, Due 3/5/2024, (3-mo. USD LIBOR + 0.790%)A	13,930,000	14,027,044
Citigroup, Inc., 3.004%, Due 5/17/2024, (3-mo. USD LIBOR + 1.100%)A	18,274,000	18,578,210
Goldman Sachs Group, Inc.,
3.514%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	6,638,000	6,885,710
3.210%, Due 11/23/2024, (3-mo. USD LIBOR + 1.300%)A	10,510,000	10,671,987
JPMorgan Chase & Co., 3.031%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	8,400,000	8,564,640
Morgan Stanley, 3.201%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	18,105,000	18,540,353
Wells Fargo & Co., 3.007%, Due 10/31/2023, (3-mo. USD LIBOR + 1.230%)A	16,005,000	16,332,622

		93,600,566

Diversified Financial Services - 3.43%
American Express Co., 2.373%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	6,600,000	6,648,455
American Express Credit Corp., 2.606%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	7,068,000	7,134,793

		13,783,248

Total Financial		107,383,814

Industrial - 9.90%
Machinery - Diversified - 4.88%
John Deere Capital Corp.,
2.365%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	9,370,000	9,419,019
2.435%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	10,095,000	10,169,783

		19,588,802

Trasportation - 5.02%
United Parcel Service, Inc., 2.359%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	20,017,000	20,119,573

Total Industrial		39,708,375

Technology - 15.32%
Computers - 8.48%
Apple, Inc., 2.401%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)A	14,585,000	14,710,673
IBM Credit LLC, 2.079%, Due 1/20/2021, (3-mo. USD LIBOR + 0.260%)A	14,365,000	14,394,989

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 65.22% (continued)
Technology - 15.32% (continued)
Computers - 8.48% (continued)
International Business Machines Corp., 2.305%, Due 5/13/2021, (3-mo. USD LIBOR + 0.400%)A	$4,890,000	$4,914,879

		34,020,541

Semiconductors - 6.84%
Intel Corp., 2.251%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	15,104,000	15,184,252
QUALCOMM, Inc., 2.500%, Due 1/30/2023, (3-mo. USD LIBOR + 0.730%)A	12,070,000	12,249,818

		27,434,070

Total Technology		61,454,611

Utilities - 1.30%
Electric - 1.30%
Consolidated Edison Co. of New York, Inc., 2.347%, Due 6/25/2021, Series C, (3-mo. USD LIBOR + 0.400%)A	5,180,000	5,206,377

Total Corporate Obligations (Cost $259,948,895)		261,705,487

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.44%
Federal Home Loan Mortgage Corp., 4.500%, Due 12/1/2034	2,096,455	2,291,394

Federal National Mortgage Association,
5.500%, Due 1/1/2024	1,081,791	1,128,958
5.000%, Due 7/1/2026	358,525	378,734
4.500%, Due 6/1/2039	28,248,634	30,061,780

Total U.S. Agency Mortgage-Backed Obligations (Cost $33,704,442)		33,860,866

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.15%
Federal Farm Credit Banks Funding Corp., 1.684%, Due 3/17/2021, (1-mo. USD LIBOR + 0.015%)A	7,115,000	7,116,091

Federal Home Loan Banks,
1.764%, Due 12/18/2020, (3-mo. USD LIBOR - 0.135%)A	17,750,000	17,749,796
1.765%, Due 1/4/2021, (3-mo. USD LIBOR - 0.135%)A	9,165,000	9,166,906
1.792%, Due 9/13/2021, (3-mo. USD LIBOR - 0.095%)A	34,815,000	34,784,743

Total U.S. Government Agency Obligations (Cost $68,843,218)		68,817,536

U.S. TREASURY OBLIGATIONS - 8.29% (Cost $28,687,458)
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046	30,340,000	33,257,855

	Shares
SHORT-TERM INVESTMENTS - 0.55% (Cost $2,217,048)
Investment Companies - 0.55%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%B C	2,217,048	2,217,048

TOTAL INVESTMENTS - 99.65% (Cost $393,401,061)		399,858,792
OTHER ASSETS, NET OF LIABILITIES - 0.35%		1,393,962

TOTAL NET ASSETS - 100.00%		$401,252,754

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2020.

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$261,705,487	$—	$261,705,487
U.S. Agency Mortgage-Backed Obligations	—	33,860,866	—	33,860,866
U.S. Government Agency Obligations	—	68,817,536	—	68,817,536
U.S. Treasury Obligations	—	33,257,855	—	33,257,855
Short-Term Investments	2,217,048	—	—	2,217,048

Total Investments in Securities - Assets	$2,217,048	$397,641,744	$—	$399,858,792

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
Australia - 0.42% (Cost $7,751,761)
Common Stocks - 0.42%
BHP Group PLCA	526,319	$11,527,857

Belgium - 0.16% (Cost $4,677,692)
Common Stocks - 0.16%
Ontex Group N.V.A	236,286	4,272,706

Canada - 2.52%
Common Stocks - 2.52%
Canadian Imperial Bank of Commerce	87,619	7,145,113
Canadian National Railway Co.	155,700	14,549,961
Gildan Activewear, Inc.	147,500	4,087,067
Manulife Financial Corp.	521,197	10,152,984
National Bank of Canada	282,502	15,674,869
Suncor Energy, Inc.	579,100	17,700,314

Total Common Stocks		69,310,308

Total Canada (Cost $59,532,963)		69,310,308

China - 2.43%
Common Stocks - 2.43%
China Merchants Port Holdings Co., Ltd.A	2,687,068	4,127,915
China Mobile Ltd.A	7,132,509	58,394,561
ESR Cayman Ltd.A B C	1,661,800	4,114,568

Total Common Stocks		66,637,044

Total China (Cost $75,791,120)		66,637,044

Denmark - 0.56% (Cost $9,893,246)
Common Stocks - 0.56%
Carlsberg A/S, Class BA	104,149	15,239,913

Finland - 0.79%
Common Stocks - 0.79%
Nordea Bank AbpA	1,273,719	10,028,879
Sampo OYJ, Class AA	258,014	11,688,753

Total Common Stocks		21,717,632

Total Finland (Cost $26,343,548)		21,717,632

France - 13.47%
Common Stocks - 13.47%
Air France-KLMA B	730,076	6,784,790
Air Liquide S.A.A	111,300	16,122,824
Atos SEA	267,874	22,229,317
BNP Paribas S.A.A	952,448	50,645,710
Carrefour S.A.A	765,221	12,974,225
Danone S.A.A	177,611	14,223,473
Engie S.A.A	1,240,523	21,355,192
Ingenico Group S.A.A	35,459	4,134,301
Ipsen S.A.	107,787	8,042,854
Publicis Groupe S.A.	409,237	18,169,397
Renault S.A.	581,349	22,595,209
Safran S.A.A	143,783	23,248,202
SanofiA	589,989	56,900,845
Societe Generale S.A.	415,146	13,428,627
TOTAL S.A.A	976,723	47,596,389
Vinci S.A.A	103,449	11,458,935

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
France - 13.47% (continued)
Common Stocks - 13.47% (continued)
Vivendi S.A.A	733,575	$20,094,242

Total Common Stocks		370,004,532

Total France (Cost $354,316,128)		370,004,532

Germany - 10.01%
Common Stocks - 7.64%
BASF SEA	515,070	34,945,376
Bayer AGA	224,002	18,087,855
Commerzbank AG	2,402,431	13,829,824
Daimler AG	523,817	24,276,391
Deutsche Post AGA	549,676	19,249,840
Fresenius Medical Care AG & Co. KGaAA	128,523	9,946,836
Fresenius SE & Co. KGaAA	121,782	6,238,824
Infineon Technologies AGA	245,399	5,319,805
SAP SEA	392,259	51,332,154
Siemens AGA	214,719	26,590,943

Total Common Stocks		209,817,848

Preferred Stocks - 2.37%
Volkswagen AGA D	361,700	65,120,633

Total Germany (Cost $261,945,834)		274,938,481

Ireland - 1.96%
Common Stocks - 1.96%
AerCap Holdings N.V.B	428,595	24,262,763
Ryanair Holdings PLC, Sponsored ADRB	342,178	29,636,037

Total Common Stocks		53,898,800

Total Ireland (Cost $51,157,074)		53,898,800

Israel - 0.39% (Cost $9,774,773)
Common Stocks - 0.39%
Bank Leumi Le-Israel BMA	1,504,848	10,836,222

Italy - 3.55%
Common Stocks - 3.55%
Enel SpAA	1,943,232	16,933,267
Eni SpA	1,971,816	27,656,653
Saras SpA	5,886,031	7,904,549
UniCredit SpAA	3,372,183	45,076,561

Total Common Stocks		97,571,030

Total Italy (Cost $105,917,946)		97,571,030

Japan - 17.12%
Common Stocks - 17.12%
Alfresa Holdings Corp.	694,900	14,018,429
Asahi Group Holdings Ltd.A	200,800	9,330,319
Coca-Cola Bottlers Japan Holdings, Inc.A	128,700	3,389,908
Daiwa House Industry Co., Ltd.A	648,455	20,401,376
Digital Garage, Inc.A	134,700	4,961,726
East Japan Railway Co.A	113,700	10,060,529
FANUC Corp.A	163,000	29,654,706
Haseko Corp.	1,052,600	13,711,066
Hazama Ando Corp.	542,100	4,421,870
Hitachi Ltd.A	475,800	18,169,596

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
Japan - 17.12% (continued)
Common Stocks - 17.12% (continued)
Iida Group Holdings Co., Ltd.	430,300	$7,251,862
Kao Corp.A	223,460	17,855,656
KDDI Corp.A	506,200	15,082,934
Mazda Motor Corp.	2,057,800	17,130,581
Mitsubishi UFJ Financial Group, Inc.	6,090,300	31,157,473
Mizuho Financial Group, Inc.	12,941,000	19,083,705
Murata Manufacturing Co., Ltd.A	94,200	5,381,856
Nexon Co., Ltd.A	856,400	11,513,942
Nintendo Co., Ltd.A	44,400	16,445,121
Nippon Television Holdings, Inc.	423,600	5,717,626
Nissan Motor Co., Ltd.	4,462,500	24,226,200
NOK Corp.	314,500	4,165,388
Pan Pacific International Holdings Corp.A	384,692	6,203,451
Shin-Etsu Chemical Co., Ltd.A	120,700	13,738,469
Sompo Holdings, Inc.A	228,200	8,513,615
Sumitomo Mitsui Financial Group, Inc.A	1,323,900	46,393,565
Suzuken Co., Ltd./Aichi Japan	277,400	10,614,550
Suzuki Motor Corp.A	196,800	8,934,476
Taisei Corp.	476,900	18,934,159
Takeda Pharmaceutical Co., Ltd.A	877,900	33,692,512
Toho Holdings Co., Ltd.	255,200	5,258,996
Yamaha Corp.A	290,300	14,647,736

Total Common Stocks		470,063,398

Total Japan (Cost $461,347,022)		470,063,398

Luxembourg - 0.20% (Cost $6,659,650)
Common Stocks - 0.20%
ArcelorMittal S.A.A	376,438	5,557,830

Netherlands - 5.61%
Common Stocks - 5.61%
ABN AMRO Bank N.V.A C	495,547	8,615,330
Aegon N.V.	6,370,726	25,885,677
Akzo Nobel N.V.A	150,691	14,222,215
ING Groep N.V.A	1,141,146	12,385,492
NN Group N.V.	625,789	21,751,406
Signify N.V.C	497,926	16,583,870
Royal Dutch Shell PLC, Class AA	636,636	16,745,266
Royal Dutch Shell PLC, Class BA	812,162	21,384,205
Wolters Kluwer N.V.A	217,730	16,367,707

Total Common Stocks		153,941,168

Total Netherlands (Cost $153,789,081)		153,941,168

Norway - 1.32%
Common Stocks - 1.32%
Equinor ASAA E	603,208	10,969,893
Mowi ASAA	466,347	11,130,082
Telenor ASAA	788,597	14,279,430

Total Common Stocks		36,379,405

Total Norway (Cost $36,922,632)		36,379,405

Republic of Korea - 5.14%
Common Stocks - 5.14%
Hana Financial Group, Inc.	289,546	7,968,676
Hyundai Mobis Co., Ltd.	111,506	21,338,956

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
Republic of Korea - 5.14% (continued)
Common Stocks - 5.14% (continued)
Hyundai Motor Co.	264,346	$27,445,707
Hyundai Wia Corp.	116,638	4,172,625
Kia Motors Corp.	265,490	9,041,994
Samsung Electronics Co., Ltd.A	1,082,172	50,644,783
SK Innovation Co., Ltd.A	21,367	2,308,083
SK Telecom Co., Ltd.A	94,174	18,114,751

Total Common Stocks		141,035,575

Total Republic of Korea (Cost $131,040,499)		141,035,575

Singapore - 0.70% (Cost $15,905,580)
Common Stocks - 0.70%
DBS Group Holdings Ltd.A	1,048,310	19,233,103

Spain - 0.99%
Common Stocks - 0.99%
CaixaBank S.A.A	3,342,028	9,763,514
Red Electrica Corp. S.A.A	9,200	183,860
Tecnicas Reunidas S.A.B	233,931	5,706,659
Telefonica S.A.	1,688,159	11,425,531

Total Common Stocks		27,079,564

Total Spain (Cost $29,008,737)		27,079,564

Sweden - 1.04%
Common Stocks - 1.04%
Assa Abloy AB, Class BA	768,299	18,282,241
Epiroc AB, Class AA	879,059	10,169,916

Total Common Stocks		28,452,157

Total Sweden (Cost $20,533,730)		28,452,157

Switzerland - 6.81%
Common Stocks - 6.81%
ABB Ltd.A	2,061,492	47,972,976
Aryzta AGA B E	2,884,696	2,896,724
Cie Financiere Richemont S.A.A	150,290	10,960,948
Credit Suisse Group AGB	2,642,782	33,391,460
Novartis AGA	589,114	55,726,920
Roche Holding AGA	47,765	16,075,832
UBS Group AGB	1,611,311	20,013,245

Total Common Stocks		187,038,105

Total Switzerland (Cost $177,647,010)		187,038,105

United Kingdom - 19.81%
Common Stocks - 19.81%
AstraZeneca PLCA	187,930	18,374,469
Aviva PLCA	2,288,948	12,079,634
Babcock International Group PLC	2,504,354	19,359,043
Balfour Beatty PLCA	3,446,680	12,032,306
Barclays PLCA	23,134,100	51,160,738
BP PLCA	3,710,601	22,362,544
British American Tobacco PLCA	704,190	31,128,806
BT Group PLC	7,548,093	16,085,526
Capita PLCB	3,544,402	6,786,947
Coca-Cola European Partners PLC	22,764	1,197,614
Compass Group PLCA	344,166	8,524,367

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
United Kingdom - 19.81% (continued)
Common Stocks - 19.81% (continued)
GlaxoSmithKline PLC	1,315,797	$30,895,037
Howden Joinery Group PLCA	1,011,104	9,176,718
Imperial Brands PLC	380,311	9,767,313
Informa PLCA	1,444,179	14,829,130
John Wood Group PLC	2,138,610	10,568,403
Johnson Matthey PLCA	253,217	8,698,989
Kingfisher PLC	8,345,124	22,592,209
Linde PLCA B	118,315	24,185,060
Lloyds Banking Group PLCA	6,477,835	4,821,750
Micro Focus International PLCA	519,319	7,021,686
Prudential PLCA	2,052,390	36,527,612
RELX PLCA	1,403,454	37,269,430
Rolls-Royce Holdings PLCA B	2,775,065	24,531,099
RSA Insurance Group PLCA	1,234,807	8,958,370
SSE PLCA	858,624	17,158,024
Standard Chartered PLC	1,125,758	9,371,011
Tesco PLCA	4,898,925	16,016,593
Unilever PLCA	180,623	10,788,144
Vodafone Group PLCA	10,002,818	19,681,177
Weir Group PLCA	303,705	5,388,109
WPP PLC	1,331,634	16,577,410

Total Common Stocks		543,915,268

Total United Kingdom (Cost $552,133,809)		543,915,268

United States - 1.97%
Common Stocks - 1.97%
Aon PLC	92,799	20,438,980
Ferguson PLCA	179,825	16,117,743
Ovintiv, Inc.E	808,692	12,600,294
Samsonite International S.A.A C	2,693,400	5,046,717

Total Common Stocks		54,203,734

Total United States (Cost $57,170,307)		54,203,734

SHORT-TERM INVESTMENTS - 3.77%
Investment Companies - 3.55%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%F G	97,526,854	97,526,854

	Principal Amount
U.S. Treasury Obligations - 0.22%
U.S. Treasury Bill, 1.870%, Due 2/13/2020H	$6,000,000	5,997,550

Total Short-Term Investments (Cost $103,523,194)		103,524,404

TOTAL INVESTMENTS - 100.74% (Cost $2,712,783,336)		2,766,378,236
LIABILITIES, NET OF OTHER ASSETS - (0.74%)		(20,414,790)

TOTAL NET ASSETS - 100.00%		$2,745,963,446

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,847,083,722 or 67.27% of net assets.
B	Non-income producing security.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,360,485 or 1.25% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.
H	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	934	March 2020	$95,091,631	$92,302,550	$(2,789,081)

			$95,091,631	$92,302,550	$(2,789,081)

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$11,527,857	$—	$11,527,857
Belgium	—	4,272,706	—	4,272,706
Canada	69,310,308	—	—	69,310,308
China	—	66,637,044	—	66,637,044
Denmark	—	15,239,913	—	15,239,913
Finland	—	21,717,632	—	21,717,632
France	—	370,004,532	—	370,004,532
Germany	—	209,817,848	—	209,817,848
Ireland	53,898,800	—	—	53,898,800
Israel	—	10,836,222	—	10,836,222
Italy	—	97,571,030	—	97,571,030
Japan	—	470,063,398	—	470,063,398
Luxembourg	—	5,557,830	—	5,557,830
Netherlands	—	153,941,168	—	153,941,168
Norway	—	36,379,405	—	36,379,405
Republic of Korea	—	141,035,575	—	141,035,575
Singapore	—	19,233,103	—	19,233,103
Spain	—	27,079,564	—	27,079,564
Sweden	—	28,452,157	—	28,452,157
Switzerland	—	187,038,105	—	187,038,105
United Kingdom	1,197,614	542,717,654	—	543,915,268
Foreign Preferred Stocks
Germany	—	65,120,633	—	65,120,633
Common Stocks
United States	33,039,274	21,164,460	—	54,203,734
Short-Term Investments	97,526,854	5,997,550	—	103,524,404

Total Investments in Securities - Assets	$254,972,850	$2,511,405,386	$—	$2,766,378,236

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,789,081)	$—	$—	$(2,789,081)

Total Financial Derivative Instruments - Liabilities	$(2,789,081)	$—	$—	$(2,789,081)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56%
Communication Services - 5.49%
Diversified Telecommunication Services - 0.15%
Verizon Communications, Inc.	129,377	$7,690,169

Interactive Media & Services - 0.65%
Alphabet, Inc., Class AA	23,200	33,240,496

Media - 4.09%
Comcast Corp., Class A	2,880,179	124,394,931
Discovery, Inc., Class CA	1,072,300	29,777,771
Interpublic Group of Cos., Inc.	386,300	8,769,010
News Corp., Class A	1,739,000	23,685,180
Omnicom Group, Inc.	140,926	10,613,137
ViacomCBS, Inc., Class B	333,603	11,385,870

		208,625,899

Wireless Telecommunication Services - 0.60%
Vodafone Group PLC, Sponsored ADR	1,572,350	30,833,784

Total Communication Services		280,390,348

Consumer Discretionary - 6.55%
Auto Components - 1.27%
Adient PLCA	503,398	12,942,363
Aptiv PLC	163,451	13,859,010
Goodyear Tire & Rubber Co.	879,600	11,549,148
Lear Corp.	22,569	2,780,049
Magna International, Inc.	471,400	23,895,266

		65,025,836

Automobiles - 1.14%
General Motors Co.	1,334,032	44,543,328
Harley-Davidson, Inc.B	401,722	13,417,515

		57,960,843

Hotels, Restaurants & Leisure - 0.95%
Aramark	580,904	25,641,103
Royal Caribbean Cruises Ltd.	194,863	22,814,560

		48,455,663

Household Durables - 0.14%
Lennar Corp., Class A	106,270	7,052,077

Multiline Retail - 1.13%
Dollar General Corp.	374,440	57,442,841

Specialty Retail - 1.90%
Advance Auto Parts, Inc.	336,287	44,305,812
Lowe’s Cos., Inc.	455,421	52,938,137

		97,243,949

Textiles, Apparel & Luxury Goods - 0.02%
Hanesbrands, Inc.B	85,388	1,174,939

Total Consumer Discretionary		334,356,148

Consumer Staples - 3.43%
Beverages - 0.67%
Diageo PLC, Sponsored ADR	157,093	24,812,840

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56% (continued)
Consumer Staples - 3.43% (continued)
Beverages - 0.67% (continued)
PepsiCo, Inc.	67,598	$9,600,268

		34,413,108

Food Products - 1.27%
Archer-Daniels-Midland Co.	205,911	9,216,576
Danone S.A., Sponsored ADR	454,278	7,245,734
JM Smucker Co.	54,333	5,629,442
Mondelez International, Inc., Class A	236,400	13,564,632
Nestle S.A., Sponsored ADR	266,756	29,412,517

		65,068,901

Household Products - 0.41%
Colgate-Palmolive Co.	46,374	3,421,474
Kimberly-Clark Corp.	41,936	6,006,913
Procter & Gamble Co.	30,325	3,779,101
Reckitt Benckiser Group PLC, Sponsored ADRB	442,980	7,455,353

		20,662,841

Personal Products - 0.49%
Unilever PLC, Sponsored ADRB	417,200	24,936,044

Tobacco - 0.59%
Altria Group, Inc.	154,828	7,358,975
Philip Morris International, Inc.	274,753	22,722,073

		30,081,048

Total Consumer Staples		175,161,942

Energy - 8.11%
Energy Equipment & Services - 0.93%
Halliburton Co.	1,014,800	22,132,788
National Oilwell Varco, Inc.	1,235,400	25,461,594

		47,594,382

Oil, Gas & Consumable Fuels - 7.18%
Apache Corp.	1,081,800	29,684,592
Chevron Corp.	546,116	58,510,868
EOG Resources, Inc.	386,532	28,182,048
Exxon Mobil Corp.	148,504	9,225,068
Hess Corp.	1,095,403	61,966,948
Kosmos Energy Ltd.	1,098,545	5,613,565
Marathon Oil Corp.	2,098,186	23,856,375
Marathon Petroleum Corp.	245,780	13,395,010
Murphy Oil Corp.B	813,560	17,052,218
Phillips 66	464,936	42,481,202
Pioneer Natural Resources Co.	44,753	6,041,655
Royal Dutch Shell PLC, Class A, Sponsored ADR	466,422	24,323,907
Suncor Energy, Inc.	470,322	14,387,150
Valero Energy Corp.	378,816	31,937,977

		366,658,583

Total Energy		414,252,965

Financials - 25.50%
Banks - 10.86%
Bank of America Corp.	787,562	25,855,661
CIT Group, Inc.	179,800	8,218,658
Citigroup, Inc.	1,279,179	95,183,709
Citizens Financial Group, Inc.	669,053	24,942,296
Fifth Third Bancorp	283,400	8,062,730

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56% (continued)
Financials - 25.50% (continued)
Banks - 10.86% (continued)
JPMorgan Chase & Co.	1,070,047	$141,631,421
PNC Financial Services Group, Inc.	158,974	23,615,588
Truist Financial Corp.	457,700	23,603,589
US Bancorp	1,217,570	64,799,075
Wells Fargo & Co.	2,946,928	138,328,800

		554,241,527

Capital Markets - 5.16%
Bank of New York Mellon Corp.	995,372	44,572,758
BlackRock, Inc.	32,652	17,219,032
Goldman Sachs Group, Inc.	332,142	78,966,761
Moody’s Corp.	58,014	14,897,415
Morgan Stanley	336,578	17,589,566
Nasdaq, Inc.	188,376	21,938,269
Northern Trust Corp.	324,831	31,771,720
State Street Corp.	359,106	27,159,187
T Rowe Price Group, Inc.	69,446	9,273,124

		263,387,832

Consumer Finance - 2.51%
American Express Co.	331,715	43,079,827
Capital One Financial Corp.	279,491	27,893,202
Discover Financial Services	279,700	21,013,861
Navient Corp.	1,053,159	15,144,426
SLM Corp.	1,911,557	20,874,203

		128,005,519

Diversified Financial Services - 1.02%
Berkshire Hathaway, Inc., Class BA	135,735	30,463,006
Equitable Holdings, Inc.	902,600	21,680,452

		52,143,458

Insurance - 5.65%
American International Group, Inc.	2,083,230	104,703,140
Aon PLC	195,351	43,026,058
Chubb Ltd.	400,256	60,834,909
Marsh & McLennan Cos., Inc.	231,273	25,870,198
Travelers Cos., Inc.	411,671	54,184,137

		288,618,442

Thrifts & Mortgage Finance - 0.30%
New York Community Bancorp, Inc.	1,405,736	15,547,440

Total Financials		1,301,944,218

Health Care - 12.78%
Biotechnology - 0.17%
Biogen, Inc.A	32,700	8,791,395

Health Care Equipment & Supplies - 3.96%
Abbott Laboratories	251,245	21,893,489
Danaher Corp.	203,893	32,800,267
Medtronic PLC	1,201,367	138,685,807
Zimmer Biomet Holdings, Inc.	58,667	8,676,849

		202,056,412

Health Care Providers & Services - 4.76%
Anthem, Inc.	239,106	63,430,040
Centene Corp.A	152,400	9,572,244
Cigna Corp.A	187,191	36,011,805

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56% (continued)
Health Care - 12.78% (continued)
Health Care Providers & Services - 4.76% (continued)
CVS Health Corp.	698,921	$47,400,822
HCA Healthcare, Inc.	59,300	8,230,840
McKesson Corp.	83,314	11,881,409
UnitedHealth Group, Inc.	244,078	66,499,051

		243,026,211

Life Sciences Tools & Services - 0.47%
Thermo Fisher Scientific, Inc.	76,218	23,870,715

Pharmaceuticals - 3.42%
GlaxoSmithKline PLC, Sponsored ADR	558,934	26,158,111
Johnson & Johnson	397,731	59,210,214
Merck & Co., Inc.	215,123	18,380,109
Novartis AG, Sponsored ADR	40,624	3,839,375
Pfizer, Inc.	807,442	30,069,140
Roche Holding AG, Sponsored ADR	193,716	8,097,329
Sanofi, ADR	597,823	28,856,916

		174,611,194

Total Health Care		652,355,927

Industrials - 13.82%
Aerospace & Defense - 3.10%
Embraer S.A., Sponsored ADRA	261,400	4,401,976
Lockheed Martin Corp.	47,853	20,486,826
Northrop Grumman Corp.	97,310	36,449,407
Spirit AeroSystems Holdings, Inc., Class A	455,646	29,762,797
United Technologies Corp.	446,016	66,991,603

		158,092,609

Air Freight & Logistics - 0.32%
FedEx Corp.	113,300	16,387,712

Building Products - 0.38%
Johnson Controls International PLC	497,626	19,631,346

Construction & Engineering - 0.15%
Fluor Corp.	427,900	7,655,131

Electrical Equipment - 0.57%
Eaton Corp. PLC	306,782	28,981,696

Industrial Conglomerates - 3.42%
3M Co.	29,407	4,665,714
General Electric Co.	10,945,713	136,274,127
Honeywell International, Inc.	193,676	33,548,557

		174,488,398

Machinery - 4.50%
CNH Industrial N.V.	3,103,539	29,235,337
Cummins, Inc.	215,297	34,441,061
Deere & Co.	155,160	24,605,273
Illinois Tool Works, Inc.	164,535	28,790,334
Ingersoll-Rand PLC	135,366	18,034,812
PACCAR, Inc.	109,651	8,137,201
Stanley Black & Decker, Inc.	337,720	53,808,928

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56% (continued)
Industrials - 13.82% (continued)
Machinery - 4.50% (continued)
Westinghouse Air Brake Technologies Corp.B	439,611	$32,469,668

		229,522,614

Professional Services - 0.30%
Equifax, Inc.	103,956	15,583,004

Road & Rail - 1.08%
Canadian National Railway Co.	105,206	9,830,449
JB Hunt Transport Services, Inc.	213,075	22,997,185
Union Pacific Corp.	124,182	22,280,734

		55,108,368

Total Industrials		705,450,878

Information Technology - 11.07%
Communications Equipment - 0.34%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	2,245,720	17,651,359

Electronic Equipment, Instruments & Components - 0.93%
Corning, Inc.	1,303,240	34,783,476
TE Connectivity Ltd.	136,300	12,564,134

		47,347,610

IT Services - 2.01%
Accenture PLC, Class A	225,189	46,211,035
Cognizant Technology Solutions Corp., Class A	107,078	6,572,448
Fidelity National Information Services, Inc.	161,982	23,270,334
Fiserv, Inc.A	223,938	26,561,286

		102,615,103

Semiconductors & Semiconductor Equipment - 3.48%
Analog Devices, Inc.	93,652	10,278,307
Broadcom, Inc.	137,354	41,914,946
NXP Semiconductors N.V.	90,359	11,462,943
QUALCOMM, Inc.	392,787	33,508,659
Texas Instruments, Inc.	666,348	80,394,886

		177,559,741

Software - 3.73%
Microsoft Corp.	588,477	100,176,440
Oracle Corp.	1,669,483	87,564,383
Teradata Corp.A	123,294	3,000,976

		190,741,799

Technology Hardware, Storage & Peripherals - 0.58%
Hewlett Packard Enterprise Co.	2,123,344	29,578,182

Total Information Technology		565,493,794

Materials - 3.42%
Chemicals - 3.01%
Air Products & Chemicals, Inc.	216,571	51,697,663
Corteva, Inc.A	985,930	28,513,096
DuPont de Nemours, Inc.	479,849	24,558,672
PPG Industries, Inc.	254,878	30,544,580
Sherwin-Williams Co.	32,870	18,308,261

		153,622,272

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.56% (continued)
Materials - 3.42% (continued)
Containers & Packaging - 0.41%
International Paper Co.	510,686	$20,795,134

Total Materials		174,417,406

Real Estate - 0.91%
Equity Real Estate Investment Trusts (REITs) - 0.91%
MGM Growth Properties LLC, Class AB	967,098	30,889,110
Public Storage	26,892	6,017,354
Simon Property Group, Inc.	72,079	9,597,319

		46,503,783

Total Real Estate		46,503,783

Utilities - 5.48%
Electric Utilities - 4.42%
Duke Energy Corp.	427,308	41,718,080
Edison International	471,348	36,081,689
Entergy Corp.	143,626	18,889,692
FirstEnergy Corp.	487,895	24,780,187
PPL Corp.	1,109,354	40,147,521
Southern Co.	783,236	55,139,814
Xcel Energy, Inc.	130,109	9,002,242

		225,759,225

Multi-Utilities - 1.06%
Dominion Energy, Inc.	629,709	53,997,547

Total Utilities		279,756,772

Total Common Stocks (Cost $4,066,316,800)		4,930,084,181

SHORT-TERM INVESTMENTS - 3.41%
Investment Companies - 3.31%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%C D	169,016,542	169,016,542

	Principal Amount
U.S. Treasury Obligations - 0.10%
U.S. Treasury Bill, 1.870%, Due 2/13/2020E	$5,000,000	4,997,958

Total Short-Term Investments (Cost $174,013,492)		174,014,500

	Shares
SECURITIES LENDING COLLATERAL - 0.14% (Cost $7,384,930)
Investment Companies - 0.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%C D	7,384,930	7,384,930

TOTAL INVESTMENTS - 100.11% (Cost $4,247,715,222)		5,111,483,611
LIABILITIES, NET OF OTHER ASSETS - (0.11%)		(5,667,741)

TOTAL NET ASSETS - 100.00%		$5,105,815,870

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

E	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	977	March 2020	$158,501,465	$157,492,400	$(1,009,065)

			$158,501,465	$157,492,400	$(1,009,065)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,930,084,181	$—	$—	$4,930,084,181
Short-Term Investments	169,016,542	4,997,958	—	174,014,500
Securities Lending Collateral	7,384,930	—	—	7,384,930

Total Investments in Securities - Assets	$5,106,485,653	$4,997,958	$—	$5,111,483,611

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,009,065)	$—	$—	$(1,009,065)

Total Financial Derivative Instruments - Liabilities	$(1,009,065)	$—	$—	$(1,009,065)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.12%
Communication Services - 1.79%
Media - 1.79%
Altice USA, Inc., Class AA	131,960	$3,610,425
Interpublic Group of Cos., Inc.	201,544	4,575,049

		8,185,474

Total Communication Services		8,185,474

Consumer Discretionary - 17.16%
Auto Components - 1.97%
Dana, Inc.	205,864	3,172,364
Lear Corp.	47,588	5,861,890

		9,034,254

Diversified Consumer Services - 0.78%
Adtalem Global Education, Inc.A	104,118	3,593,112

Hotels, Restaurants & Leisure - 5.68%
Aramark	101,224	4,468,027
Marriott Vacations Worldwide Corp.	22,183	2,667,284
MGM Resorts International	66,260	2,058,036
Norwegian Cruise Line Holdings Ltd.A	38,301	2,062,509
Royal Caribbean Cruises Ltd.	21,212	2,483,501
SeaWorld Entertainment, Inc.A	139,655	4,812,511
Wyndham Destinations, Inc.	69,692	3,382,153
Wyndham Hotels & Resorts, Inc.	71,693	4,098,689

		26,032,710

Household Durables - 2.68%
Lennar Corp., Class A	72,259	4,795,107
Mohawk Industries, Inc.A	21,858	2,878,261
Newell Brands, Inc.	236,590	4,620,603

		12,293,971

Internet & Direct Marketing Retail - 0.70%
Qurate Retail, Inc.A	373,980	3,190,050

Multiline Retail - 1.14%
Dollar General Corp.	33,929	5,205,048

Specialty Retail - 2.67%
Aaron’s, Inc.	131,876	7,828,159
Advance Auto Parts, Inc.	33,404	4,400,977

		12,229,136

Textiles, Apparel & Luxury Goods - 1.54%
Gildan Activewear, Inc.	135,199	3,747,716
PVH Corp.	38,098	3,321,003

		7,068,719

Total Consumer Discretionary		78,647,000

Consumer Staples - 0.96%
Beverages - 0.46%
Coca-Cola European Partners PLC	40,269	2,118,552

Food & Staples Retailing - 0.50%
US Foods Holding Corp.A	56,620	2,274,425

Total Consumer Staples		4,392,977

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.12% (continued)
Energy - 7.41%
Energy Equipment & Services - 3.38%
Baker Hughes Co.	121,347	$2,628,376
Halliburton Co.	255,053	5,562,706
National Oilwell Varco, Inc.	240,148	4,949,450
TechnipFMC PLC	141,894	2,342,670

		15,483,202

Oil, Gas & Consumable Fuels - 4.03%
Cenovus Energy, Inc.	360,194	3,137,290
EQT Corp.	232,144	1,404,471
Equitrans Midstream Corp.B	153,763	1,486,888
Hess Corp.	60,713	3,434,534
Kosmos Energy Ltd.	661,650	3,381,032
Murphy Oil Corp.B	195,131	4,089,946
Parsley Energy, Inc., Class A	91,474	1,522,127

		18,456,288

Total Energy		33,939,490

Financials - 22.11%
Banks - 5.58%
Fifth Third Bancorp	230,641	6,561,737
FNB Corp.	243,212	2,838,284
KeyCorp	239,934	4,489,165
Pinnacle Financial Partners, Inc.	34,702	2,049,500
Regions Financial Corp.	288,610	4,493,658
Signature Bank	25,548	3,625,006
Valley National Bancorp	143,972	1,516,025

		25,573,375

Capital Markets - 3.16%
Apollo Global Management, Inc.	76,568	3,623,198
Invesco Ltd.	176,845	3,059,418
KKR & Co., Inc., Class A	152,356	4,860,156
Northern Trust Corp.	30,197	2,953,569

		14,496,341

Consumer Finance - 2.64%
Ally Financial, Inc.	186,031	5,958,573
Navient Corp.	117,501	1,689,665
SLM Corp.	409,684	4,473,749

		12,121,987

Diversified Financial Services - 2.68%
Equitable Holdings, Inc.	220,149	5,287,979
Jefferies Financial Group, Inc.	116,136	2,513,183
Voya Financial, Inc.	74,718	4,462,906

		12,264,068

Insurance - 6.85%
American Financial Group, Inc.	16,637	1,809,939
Assurant, Inc.	21,986	2,870,492
Axis Capital Holdings Ltd.	180,006	11,565,386
CNO Financial Group, Inc.	256,658	4,514,614
Fidelity National Financial, Inc.	123,177	6,004,879
Willis Towers Watson PLC	21,884	4,623,870

		31,389,180

Mortgage Real Estate Investment Trusts (REITs) - 0.50%
MFA Financial, Inc.	292,289	2,279,854

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.12% (continued)
Financials - 22.11% (continued)
Thrifts & Mortgage Finance - 0.70%
New York Community Bancorp, Inc.	290,105	$3,208,561

Total Financials		101,333,366

Health Care - 5.60%
Health Care Equipment & Supplies - 2.14%
Envista Holdings Corp.A	148,233	4,386,214
Zimmer Biomet Holdings, Inc.	36,722	5,431,184

		9,817,398

Health Care Providers & Services - 2.82%
Cardinal Health, Inc.	57,271	2,932,848
McKesson Corp.	25,951	3,700,872
Universal Health Services, Inc., Class B	45,722	6,268,943

		12,902,663

Pharmaceuticals - 0.64%
Mylan N.V.A	137,321	2,941,416

Total Health Care		25,661,477

Industrials - 17.10%
Aerospace & Defense - 2.69%
BWX Technologies, Inc.	34,796	2,212,678
Spirit AeroSystems Holdings, Inc., Class A	62,854	4,105,623
TransDigm Group, Inc.	9,354	6,017,241

		12,335,542

Airlines - 0.69%
Alaska Air Group, Inc.	49,112	3,172,144

Building Products - 1.93%
JELD-WEN Holding, Inc.A	267,865	6,396,616
Owens Corning	40,935	2,476,158

		8,872,774

Commercial Services & Supplies - 1.09%
Republic Services, Inc.	52,434	4,983,852

Construction & Engineering - 1.75%
AECOMA	92,859	4,478,589
Jacobs Engineering Group, Inc.	38,171	3,531,963

		8,010,552

Machinery - 5.43%
Dover Corp.	36,496	4,155,070
Snap-on, Inc.	19,678	3,141,199
Stanley Black & Decker, Inc.	47,437	7,558,137
Terex Corp.	103,635	2,627,147
Westinghouse Air Brake Technologies Corp.B	100,202	7,400,920

		24,882,473

Road & Rail - 2.61%
Avis Budget Group, Inc.A	106,861	3,505,041
JB Hunt Transport Services, Inc.	35,830	3,867,132
Ryder System, Inc.	96,297	4,595,293

		11,967,466

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.12% (continued)
Industrials - 17.10% (continued)
Trading Companies & Distributors - 0.91%
AerCap Holdings N.V.A	73,575	$4,165,081

Total Industrials		78,389,884

Information Technology - 5.76%
Electronic Equipment, Instruments & Components - 0.95%
Avnet, Inc.	119,577	4,363,365

IT Services - 1.54%
Alliance Data Systems Corp.	22,026	2,264,053
Conduent, Inc.A	243,571	1,042,484
Genpact Ltd.	67,942	3,007,792
KBR, Inc.	27,027	735,134

		7,049,463

Semiconductors & Semiconductor Equipment - 2.57%
Marvell Technology Group Ltd.	302,489	7,271,836
Microchip Technology, Inc.B	46,031	4,487,102

		11,758,938

Technology Hardware, Storage & Peripherals - 0.70%
Hewlett Packard Enterprise Co.	232,080	3,232,874

Total Information Technology		26,404,640

Materials - 5.45%
Chemicals - 4.60%
Ashland Global Holdings, Inc.	70,671	5,228,241
Axalta Coating Systems Ltd.A	155,997	4,494,273
Corteva, Inc.A	55,798	1,613,678
Eastman Chemical Co.	27,588	1,966,197
Element Solutions, Inc.A	436,478	5,106,793
Olin Corp.	178,676	2,656,912

		21,066,094

Containers & Packaging - 0.85%
Packaging Corp. of America	40,706	3,897,599

Total Materials		24,963,693

Real Estate - 6.59%
Equity Real Estate Investment Trusts (REITs) - 6.22%
AvalonBay Communities, Inc.	18,851	4,084,823
EPR Properties	63,195	4,510,227
GEO Group, Inc.	101,518	1,603,985
Healthpeak Properties, Inc.	91,460	3,291,646
Lamar Advertising Co., Class A	55,814	5,180,097
Liberty Property Trust	21,125	1,323,481
MGM Growth Properties LLC, Class AB	265,763	8,488,470

		28,482,729

Real Estate Management & Development - 0.37%
Realogy Holdings Corp.B	161,574	1,711,069

Total Real Estate		30,193,798

Utilities - 6.19%
Electric Utilities - 5.64%
Edison International	88,296	6,759,059
Entergy Corp.	33,598	4,418,809

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.12% (continued)
Utilities - 6.19% (continued)
Electric Utilities - 5.64% (continued)
Evergy, Inc.	52,870	$3,815,099
FirstEnergy Corp.	80,775	4,102,562
Pinnacle West Capital Corp.	17,495	1,709,087
Xcel Energy, Inc.	73,174	5,062,909

		25,867,525

Gas Utilities - 0.55%
UGI Corp.	60,742	2,526,260

Total Utilities		28,393,785

Total Common Stocks (Cost $388,462,305)		440,505,584

SHORT-TERM INVESTMENTS - 3.13%
Investment Companies - 2.96%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%C D	13,572,461	13,572,461

	Principal Amount
U.S. Treasury Obligations - 0.17%
U.S. Treasury Bill, 1.870%, Due 2/13/2020E	$800,000	799,673

Total Short-Term Investments (Cost $14,371,972)		14,372,134

	Shares
SECURITIES LENDING COLLATERAL - 0.35% (Cost $1,597,128)
Investment Companies - 0.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%C D	1,597,128	1,597,128

TOTAL INVESTMENTS - 99.60% (Cost $404,431,405)		456,474,846
OTHER ASSETS, NET OF LIABILITIES - 0.40%		1,819,245

TOTAL NET ASSETS - 100.00%		$458,294,091

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	63	March 2020	$13,078,918	$12,644,100	$(434,818)

			$13,078,918	$12,644,100	$(434,818)

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

Index Abbreviations:

S&P 400	Standard & Poor’s Midcap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$440,505,584	$—	$—	$440,505,584
Short-Term Investments	13,572,461	799,673	—	14,372,134
Securities Lending Collateral	1,597,128	—	—	1,597,128

Total Investments in Securities - Assets	$455,675,173	$799,673	$—	$456,474,846

Financial Derivative Instruments - Liabilities
Futures Contracts	$(434,818)	$—	$—	$(434,818)

Total Financial Derivative Instruments - Liabilities	$(434,818)	$—	$—	$(434,818)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28%
Communication Services - 1.79%
Entertainment - 0.17%
IMAX Corp.A	600,810	$9,937,397

Interactive Media & Services - 0.01%
TrueCar, Inc.A	176,741	653,942

Media - 1.61%
Emerald Expositions Events, Inc.	105,592	1,101,325
Entravision Communications Corp., Class A	320,976	712,567
EW Scripps Co., Class A	47,788	580,146
Gannett Co., Inc.	336,506	2,056,052
Gray Television, Inc.A	1,193,219	24,198,481
John Wiley & Sons, Inc., Class A	73,315	3,198,000
Liberty Latin America Ltd., Class CA	108,054	1,820,710
MDC Partners, Inc., Class AA	1,436,308	3,260,419
Meredith Corp.B	88,629	2,663,302
MSG Networks, Inc., Class AA B	572,719	8,711,056
Scholastic Corp.	273,503	9,011,924
TEGNA, Inc.	2,222,467	37,559,692
WideOpenWest, Inc.A	146,344	987,822

		95,861,496

Total Communication Services		106,452,835

Consumer Discretionary - 13.09%
Auto Components - 2.16%
Adient PLCA	1,652,363	42,482,253
American Axle & Manufacturing Holdings, Inc.A	3,361,977	31,064,667
Cooper Tire & Rubber Co.	549,758	14,563,089
Dana, Inc.	351,977	5,423,966
Dorman Products, Inc.A	79,152	5,524,810
Gentherm, Inc.A	229,418	10,578,464
Goodyear Tire & Rubber Co.	108,900	1,429,857
Modine Manufacturing Co.A	54,865	385,701
Motorcar Parts of America, Inc.A B	77,829	1,545,684
Stoneridge, Inc.A	250,034	6,965,947
Visteon Corp.A	104,689	8,355,229

		128,319,667

Automobiles - 0.23%
Thor Industries, Inc.B	13,694	1,102,641
Winnebago Industries, Inc.	223,843	12,257,642

		13,360,283

Distributors - 0.02%
Funko, Inc., Class AA B	93,600	1,406,808

Diversified Consumer Services - 0.58%
Adtalem Global Education, Inc.A	336,393	11,608,922
American Public Education, Inc.A	56,961	1,357,381
Graham Holdings Co., Class B	12,831	7,047,042
H&R Block, Inc.B	600,296	13,926,867
Regis Corp.A	22,100	342,992

		34,283,204

Hotels, Restaurants & Leisure - 1.22%
BJ’s Restaurants, Inc.	157,615	6,269,925
Bloomin’ Brands, Inc.	482,635	10,024,329
Brinker International, Inc.B	127,998	5,464,235
Cheesecake Factory, Inc.B	347,855	13,357,632

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Consumer Discretionary - 13.09% (continued)
Hotels, Restaurants & Leisure - 1.22% (continued)
Dave & Buster’s Entertainment, Inc.B	177,322	$7,830,539
Hilton Grand Vacations, Inc.A	300,492	9,588,700
Ruth’s Hospitality Group, Inc.	218,987	4,489,233
Target Hospitality Corp.A B	84,828	464,009
Twin River Worldwide Holdings, Inc.B	55,300	1,473,745
Wyndham Destinations, Inc.	271,357	13,168,955

		72,131,302

Household Durables - 3.36%
Beazer Homes USA, Inc.A	44,635	613,731
Cavco Industries, Inc.A	44,550	9,980,091
Century Communities, Inc.A	323,869	9,609,193
Ethan Allen Interiors, Inc.	228,307	3,687,158
Flexsteel Industries, Inc.	32,060	525,784
GoPro, Inc., Class AA B	112,145	441,851
Green Brick Partners, Inc.A	30,201	350,030
Hamilton Beach Brands Holding Co., Class A	25,400	401,320
Helen of Troy Ltd.A	74,543	14,092,354
Hooker Furniture Corp.	59,647	1,469,702
iRobot Corp.A B	88,977	4,186,368
KB Home	542,940	20,387,397
La-Z-Boy, Inc.	34,500	1,057,080
LGI Homes, Inc.A B	82,268	6,560,050
Lifetime Brands, Inc.	15,830	107,169
M/I Homes, Inc.A	278,860	12,378,595
MDC Holdings, Inc.	341,321	14,383,267
Meritage Homes Corp.A	118,533	8,411,102
Taylor Morrison Home Corp.A	618,188	15,998,706
Toll Brothers, Inc.	333,787	14,806,791
TRI Pointe Group, Inc.A	1,278,713	20,791,873
Tupperware Brands Corp.	97,842	612,491
Whirlpool Corp.B	251,886	36,818,177
William Lyon Homes, Class AA	15,629	362,437
ZAGG, Inc.A B	176,662	1,335,565

		199,368,282

Internet & Direct Marketing Retail - 0.07%
Duluth Holdings, Inc., Class BA B	75,828	640,747
Groupon, Inc.A	721,903	2,079,081
Lands’ End, Inc.A	33,676	392,325
PetMed Express, Inc.B	43,562	1,098,198

		4,210,351

Leisure Products - 0.42%
Brunswick Corp.	209,697	13,179,457
Johnson Outdoors, Inc., Class A	14,459	1,136,477
Malibu Boats, Inc., Class AA	248,323	10,874,064

		25,189,998

Multiline Retail - 0.23%
Big Lots, Inc.B	97,369	2,634,805
Dillard’s, Inc., Class AB	179,898	10,923,407

		13,558,212

Specialty Retail - 3.89%
Aaron’s, Inc.	248,106	14,727,572
Abercrombie & Fitch Co., Class AB	467,723	7,651,948
American Eagle Outfitters, Inc.	198,670	2,860,848
Asbury Automotive Group, Inc.A	65,565	6,323,744
AutoNation, Inc.A	266,765	11,321,507

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Consumer Discretionary - 13.09% (continued)
Specialty Retail - 3.89% (continued)
Barnes & Noble Education, Inc.A	219,219	$754,113
Bed Bath & Beyond, Inc.B	793,418	11,306,206
Buckle, Inc.B	120,649	2,945,042
Caleres, Inc.	20,057	352,000
Camping World Holdings, Inc., Class A	46,937	730,809
Children’s Place, Inc.B	116,993	6,980,972
Designer Brands, Inc., Class AB	140,973	2,007,456
Dick’s Sporting Goods, Inc.B	440,225	19,471,152
Genesco, Inc.A	100,585	3,955,002
Group 1 Automotive, Inc.	296,100	29,837,997
Guess?, Inc.	472,670	10,063,144
Haverty Furniture Cos, Inc.	55,998	1,127,240
Hibbett Sports, Inc.A	42,592	1,055,430
Lithia Motors, Inc., Class A	48,870	6,628,727
MarineMax, Inc.A	24,044	479,197
Office Depot, Inc.	10,997,354	24,414,126
Penske Automotive Group, Inc.	245,439	11,528,270
Rent-A-Center, Inc.	137,623	4,008,958
Sally Beauty Holdings, Inc.A B	493,234	7,571,142
Sonic Automotive, Inc., Class A	677,797	21,438,719
Sportsman’s Warehouse Holdings, Inc.A	112,720	730,426
Tilly’s, Inc., Class A	69,300	589,050
Urban Outfitters, Inc.A B	351,055	8,987,008
Williams-Sonoma, Inc.B	149,022	10,443,462
Zumiez, Inc.A	13,541	422,073

		230,713,340

Textiles, Apparel & Luxury Goods - 0.91%
Fossil Group, Inc.A B	158,900	1,069,397
G-III Apparel Group Ltd.A	556,413	15,139,998
Hanesbrands, Inc.B	885,179	12,180,063
Movado Group, Inc.	259,209	4,463,579
Oxford Industries, Inc.	116,912	8,113,693
Rocky Brands, Inc.	16,200	439,668
Unifi, Inc.A	16,718	359,771
Vera Bradley, Inc.A	191,929	1,838,680
Wolverine World Wide, Inc.	333,365	10,524,333

		54,129,182

Total Consumer Discretionary		776,670,629

Consumer Staples - 1.93%
Food & Staples Retailing - 0.42%
Andersons, Inc.	75,461	1,706,928
Ingles Markets, Inc., Class A	40,023	1,668,559
Performance Food Group Co.A	318,534	16,496,876
SpartanNash Co.	141,324	1,721,326
Village Super Market, Inc., Class A	33,032	735,292
Weis Markets, Inc.	65,928	2,418,898

		24,747,879

Food Products - 1.33%
Darling Ingredients, Inc.A	1,500,686	40,713,611
Flowers Foods, Inc.	336,786	7,251,002
Fresh Del Monte Produce, Inc.	417,215	13,092,207
Hain Celestial Group, Inc.A B	396,680	9,603,623

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Consumer Staples - 1.93% (continued)
Food Products - 1.33% (continued)
SunOpta, Inc.A B	2,995,678	$8,088,331

		78,748,774

Household Products - 0.02%
Energizer Holdings, Inc.B	23,199	1,073,186

Personal Products - 0.08%
Edgewell Personal Care Co.A	64,118	1,655,527
Medifast, Inc.	7,400	715,062
Nu Skin Enterprises, Inc., Class A	41,300	1,345,967
USANA Health Sciences, Inc.A	21,200	1,308,040

		5,024,596

Tobacco - 0.08%
Universal Corp.	88,937	4,727,001

Total Consumer Staples		114,321,436

Energy - 4.46%
Energy Equipment & Services - 1.53%
Apergy Corp.A	344,732	8,914,770
Archrock, Inc.	577,990	4,826,217
Cactus, Inc., Class A	317,292	9,144,355
Dril-Quip, Inc.A	152,526	6,238,313
Frank’s International N.V.A	4,924,485	17,235,697
Helix Energy Solutions Group, Inc.A	900,003	7,506,025
Liberty Oilfield Services, Inc., Class AB	152,779	1,295,566
Matrix Service Co.A	78,684	1,583,122
National Energy Services Reunited Corp.A	158,767	1,046,275
Newpark Resources, Inc.A	1,248,396	6,241,980
NexTier Oilfield Solutions, Inc.A	1,735,811	8,939,427
Nine Energy Service, Inc.A B	349,325	1,690,733
Oceaneering International, Inc.A	242,195	3,005,640
Oil States International, Inc.A	170,590	1,838,960
Patterson-UTI Energy, Inc.	355,322	2,821,257
ProPetro Holding Corp.A	152,626	1,486,577
Quintana Energy Services, Inc.A	290,256	693,712
RPC, Inc.B	300,794	1,362,597
SEACOR Holdings, Inc.A	70,990	2,668,514
Select Energy Services, Inc., Class AA	91,100	634,056
Solaris Oilfield Infrastructure, Inc., Class AB	164,247	1,893,768

		91,067,561

Oil, Gas & Consumable Fuels - 2.93%
Altus Midstream Co., Class AA B	2,780,776	5,784,014
Amplify Energy Corp.	49,946	269,209
Arch Coal, Inc., Class AB	82,976	4,275,753
Berry Petroleum Corp.	561,568	3,846,741
Bonanza Creek Energy, Inc.A	283,064	5,148,934
Callon Petroleum Co.A B	5,759,404	17,278,212
Centennial Resource Development, Inc., Class AA	445,800	1,453,308
CNX Midstream Partners LP, MLP	75,300	1,158,867
Delek US Holdings, Inc.	271,154	7,445,889
Diamond S Shipping Inc.A	26,379	292,279
Earthstone Energy, Inc., Class AA	274,337	1,371,685
Enerplus Corp.	629,651	3,211,220
Equitrans Midstream Corp.B	941,600	9,105,272
Falcon Minerals Corp.	136,212	749,166
Gran Tierra Energy, Inc.A B	2,151,884	2,144,137

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Energy - 4.46% (continued)
Oil, Gas & Consumable Fuels - 2.93% (continued)
Hess Midstream LP, Class A	92,801	$2,210,520
Hoegh LNG Partners LP	25,391	382,642
International Seaways, Inc.A	82,562	1,837,830
Kosmos Energy Ltd.	2,613,608	13,355,537
Magnolia Oil & Gas Corp., Class AA B	131,700	1,385,484
Murphy Oil Corp.B	222,112	4,655,468
Noble Midstream Partners LP, MLP	47,021	1,053,270
Oasis Midstream Partners LP, MLP	75,778	1,177,590
Oasis Petroleum, Inc.A	1,728,249	3,888,560
Par Pacific Holdings, Inc.A	36,839	741,201
PBF Energy, Inc., Class A	420,097	11,468,648
PDC Energy, Inc.A	221,932	4,791,512
Peabody Energy Corp.	44,964	303,957
Penn Virginia Corp.A	145,812	3,116,003
QEP Resources, Inc.	1,326,112	4,203,775
Range Resources Corp.B	2,397,400	7,192,200
Renewable Energy Group, Inc.A B	42,412	1,114,587
REX American Resources Corp.A	20,201	1,522,145
Talos Energy, Inc.A	244,634	5,367,270
W&T Offshore, Inc.A	1,527,598	6,324,256
Whiting Petroleum Corp.A B	589,595	2,676,761
World Fuel Services Corp.	492,365	19,261,319
WPX Energy, Inc.A	1,034,785	12,365,681

		173,930,902

Total Energy		264,998,463

Financials - 27.34%
Banks - 15.29%
1st Source Corp.	16,156	762,402
Amalgamated Bank, Class A	45,934	791,902
Ameris Bancorp	80,775	3,246,347
Associated Banc-Corp	1,505,842	30,011,431
Atlantic Union Bankshares Corp.	334,302	11,262,634
Banc of California, Inc.	101,552	1,620,770
BancorpSouth Bank	149,088	4,259,444
Bank of NT Butterfield & Son Ltd.	973,033	32,324,156
Bank OZK	72,494	1,970,387
BankUnited, Inc.	262,684	8,668,572
Banner Corp.	265,151	13,668,534
Bar Harbor Bankshares	33,294	732,468
Berkshire Hills Bancorp, Inc.	605,626	17,048,372
Boston Private Financial Holdings, Inc.	1,166,183	13,294,486
Bridge Bancorp, Inc.	37,590	1,140,857
Brookline Bancorp, Inc.	159,086	2,418,107
Bryn Mawr Bank Corp.	139,429	5,231,376
Cadence BanCorp	396,640	6,199,483
Camden National Corp.	15,674	740,753
Carolina Financial Corp.	137,827	5,285,665
Cathay General Bancorp	471,128	16,988,876
CenterState Bank Corp.	415,333	9,369,912
Central Pacific Financial Corp.	238,951	6,626,111
CIT Group, Inc.	127,541	5,829,899
City Holding Co.	10,148	768,001
Columbia Banking System, Inc.	285,212	11,037,704
Community Trust Bancorp, Inc.	24,973	1,092,569
ConnectOne Bancorp, Inc.	68,838	1,625,265

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Financials - 27.34% (continued)
Banks - 15.29% (continued)
CrossFirst Bankshares, Inc.A B	33,200	$453,180
Customers Bancorp, Inc.A	66,981	1,432,054
CVB Financial Corp.	158,895	3,300,249
Dime Community Bancshares, Inc.	128,784	2,499,697
Eagle Bancorp, Inc.	34,498	1,507,563
Enterprise Financial Services Corp.	46,949	2,042,751
Equity Bancshares, Inc., Class AA	55,200	1,482,672
FB Financial Corp.	11,700	417,105
Financial Institutions, Inc.	24,188	745,232
First Bancorp/NC	114,966	4,078,994
First BanCorp/Puerto Rico	158,351	1,467,914
First Busey Corp.	31,069	792,260
First Business Financial Services, Inc.	14,059	354,006
First Citizens BancShares, Inc., Class A	10,928	5,757,089
First Commonwealth Financial Corp.	179,411	2,425,637
First Financial Bancorp	76,789	1,846,008
First Financial Corp.	25,944	1,082,643
First Hawaiian, Inc.	1,375,347	39,967,584
First Horizon National Corp.	1,380,806	22,092,896
First Internet Bancorp	27,752	735,706
First Interstate BancSystem, Inc., Class A	266,950	10,277,575
First Merchants Corp.	58,417	2,322,076
First Mid Bancshares, Inc.	22,152	725,478
First Midwest Bancorp, Inc.	1,153,179	22,994,389
First of Long Island Corp.	50,400	1,111,824
Flushing Financial Corp.	111,289	2,211,312
FNB Corp.	1,384,009	16,151,385
Franklin Financial Network, Inc.	29,847	1,100,459
Fulton Financial Corp.	1,710,581	28,173,269
German American Bancorp, Inc.	10,500	358,995
Great Southern Bancorp, Inc.	34,493	1,962,997
Great Western Bancorp, Inc.	176,290	5,209,370
Hancock Whitney Corp.	977,421	38,842,711
Hanmi Financial Corp.	83,153	1,398,633
Harborone Bancorp, Inc.A	361,389	3,942,754
HBT Financial, Inc.A	18,400	355,672
Heartland Financial USA, Inc.	60,749	2,971,234
Heritage Commerce Corp.	229,597	2,663,325
Heritage Financial Corp.	176,982	4,562,596
Hilltop Holdings, Inc.	546,342	12,369,183
Home BancShares, Inc.	167,000	3,193,040
HomeTrust Bancshares, Inc.	13,693	363,138
Hope Bancorp, Inc.	533,393	7,416,830
Horizon Bancorp, Inc.	87,280	1,476,778
IBERIABANK Corp.	186,927	13,591,462
Independent Bank Group, Inc.	19,179	1,026,460
International Bancshares Corp.	414,840	16,344,696
Investors Bancorp, Inc.	911,034	11,009,846
Lakeland Bancorp, Inc.	95,166	1,545,496
Live Oak Bancshares, Inc.B	82,077	1,434,706
Metropolitan Bank Holding Corp.A	15,000	737,250
Midland States Bancorp, Inc.	54,870	1,449,665
MidWestOne Financial Group, Inc.	23,116	747,571
National Bank Holdings Corp., Class A	468,418	15,270,427
Northrim BanCorp, Inc.	9,886	372,010
OFG Bancorp	188,571	3,716,734
Old National Bancorp	1,958,327	35,073,637

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Financials - 27.34% (continued)
Banks - 15.29% (continued)
Opus Bank	20,329	$541,463
Orrstown Financial Services, Inc.	19,116	393,981
Pacific Premier Bancorp, Inc.	57,586	1,716,063
PacWest Bancorp	66,644	2,335,872
Park National Corp.	7,814	742,096
Peapack Gladstone Financial Corp.	54,322	1,587,832
Peoples Bancorp, Inc.	10,800	351,432
Pinnacle Financial Partners, Inc.	59,074	3,488,910
Popular, Inc.	714,078	39,959,805
Preferred Bank	16,672	1,002,154
Prosperity Bancshares, Inc.	405,655	28,476,981
RBB Bancorp	40,527	797,571
Renasant Corp.	132,811	4,240,655
Republic Bancorp, Inc., Class A	45,491	1,906,073
S&T Bancorp, Inc.	56,228	2,113,611
Sandy Spring Bancorp, Inc.	43,785	1,523,718
Seacoast Banking Corp. of FloridaA	708,325	19,231,024
Simmons First National Corp., Class A	179,701	4,309,230
South Plains Financial, Inc.	17,100	371,925
South State Corp.	142,104	10,744,483
Southern National Bancorp of Virginia, Inc.	51,445	798,941
Sterling Bancorp	245,272	4,905,440
TCF Financial Corp.	182,237	7,704,980
Texas Capital Bancshares, Inc.A	585,557	32,182,213
Towne Bank	16,695	443,252
TriCo Bancshares	31,120	1,132,768
Triumph Bancorp, Inc.A	126,331	4,924,382
Trustmark Corp.	173,447	5,546,835
UMB Financial Corp.	343,390	22,821,699
Umpqua Holdings Corp.	1,661,365	28,077,068
United Bankshares, Inc.	169,028	5,797,660
United Community Banks, Inc.	387,845	10,828,632
Univest Financial Corp.	15,752	391,280
Valley National Bancorp	1,281,326	13,492,363
Veritex Holdings, Inc.	397,295	11,251,394
Washington Trust Bancorp, Inc.	17,000	804,610
Webster Financial Corp.	456,440	20,475,898
WesBanco, Inc.	300,030	9,936,994
West Bancorp, Inc.	16,320	373,565
Western Alliance Bancorp	46,124	2,547,429
Wintrust Financial Corp.	225,621	14,277,297

		907,522,285

Capital Markets - 3.20%
AllianceBernstein Holding LP, MLP	288,240	9,439,860
Artisan Partners Asset Management, Inc., Class A	244,967	8,181,898
Blucora, Inc.A	467,421	10,540,344
BrightSphere Investment Group, Inc.A	362,192	3,335,788
Calamos Asset Management, Inc.A C D	268,616	—
Cowen, Inc., Class AA	93,636	1,504,731
Evercore, Inc., Class A	603,217	46,218,487
Federated Investors, Inc., Class B	410,183	14,860,930
GAIN Capital Holdings, Inc.	97,286	380,388
GAMCO Investors, Inc., Class A	24,607	407,246
Greenhill & Co., Inc.B	74,352	1,164,352
INTL FCStone, Inc.A	60,900	2,902,494
Janus Henderson Group PLC	211,463	5,343,670
Lazard Ltd., Class A	179,969	7,551,499

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Financials - 27.34% (continued)
Capital Markets - 3.20% (continued)
Legg Mason, Inc.	262,869	$10,291,321
Moelis & Co., Class A	73,567	2,648,412
Oppenheimer Holdings, Inc., Class A	28,288	779,334
Piper Sandler Cos.	67,635	5,575,153
Sculptor Capital Management, Inc.B	30,882	708,433
Stifel Financial Corp.	668,973	43,275,863
Victory Capital Holdings, Inc., Class AB	69,366	1,446,975
Virtu Financial, Inc., Class AB	46,700	779,423
Virtus Investment Partners, Inc.	16,502	2,030,241
Waddell & Reed Financial, Inc., Class AB	402,291	6,428,610
Westwood Holdings Group, Inc.	58,257	1,635,857
WisdomTree Investments, Inc.	549,380	2,312,890

		189,744,199

Consumer Finance - 1.70%
Encore Capital Group, Inc.A B	61,887	2,101,063
Enova International, Inc.A	95,872	2,402,552
EZCORP, Inc., Class AA B	129,031	802,573
Green Dot Corp., Class AA	53,737	1,616,409
Navient Corp.	711,773	10,235,296
Nelnet, Inc., Class A	125,189	7,168,322
OneMain Holdings, Inc.	328,543	13,920,367
PRA Group, Inc.A	910,086	32,180,641
SLM Corp.	2,743,601	29,960,123
World Acceptance Corp.A	4,342	375,453

		100,762,799

Diversified Financial Services - 0.06%
FGL Holdings	368,092	3,552,088

Insurance - 4.39%
Ambac Financial Group, Inc.A	163,183	3,497,012
American Equity Investment Life Holding Co.	659,670	17,421,885
Argo Group International Holdings Ltd.	315,088	20,669,773
Assured Guaranty Ltd.	255,650	11,718,996
Axis Capital Holdings Ltd.	202,012	12,979,271
Brighthouse Financial, Inc.A	121,697	4,734,013
CNO Financial Group, Inc.	2,389,883	42,038,042
Employers Holdings, Inc.	113,396	4,836,339
Enstar Group Ltd.A	252,067	49,226,164
FBL Financial Group, Inc., Class A	28,500	1,532,730
Global Indemnity Ltd.	381,328	12,023,272
Greenlight Capital Re Ltd., Class AA	87,921	818,545
Horace Mann Educators Corp.	293,348	12,616,897
Kemper Corp.	159,020	11,834,268
MBIA, Inc.A	319,728	2,896,736
National General Holdings Corp.	521,013	11,342,453
National Western Life Group, Inc., Class A	12,622	3,357,452
ProAssurance Corp.	70,067	2,127,935
Safety Insurance Group, Inc.	62,279	5,734,650
Selective Insurance Group, Inc.	159,823	10,588,274
State Auto Financial Corp.	12,000	361,320
Stewart Information Services Corp.	34,970	1,459,998
Third Point Reinsurance Ltd.A	134,997	1,470,117
United Fire Group, Inc.	65,552	2,901,332

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Financials - 27.34% (continued)
Insurance - 4.39% (continued)
White Mountains Insurance Group Ltd.	11,051	$12,346,398

		260,533,872

Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Apollo Commercial Real Estate Finance, Inc.	545,887	9,978,814
Colony Credit Real Estate, Inc.	118,456	1,474,777
Great Ajax Corp.	73,513	1,109,311
MFA Financial, Inc.	519,707	4,053,715

		16,616,617

Thrifts & Mortgage Finance - 2.42%
Axos Financial, Inc.A	44,255	1,246,663
Bridgewater Bancshares, Inc.A	33,600	443,520
Capitol Federal Financial, Inc.	294,364	3,879,718
Essent Group Ltd.	326,221	16,183,824
Federal Agricultural Mortgage Corp., Class C	9,300	709,590
First Defiance Financial Corp.	26,300	772,957
Flagstar Bancorp, Inc.	139,297	4,908,826
FS Bancorp, Inc.	7,233	395,790
Hingham Institution for Savings	4,000	837,560
HomeStreet, Inc.A	46,043	1,478,441
Kearny Financial Corp.	220,055	2,717,679
Luther Burbank Corp.	325,613	3,357,070
Merchants Bancorp	41,930	825,182
Meridian Bancorp, Inc.	93,609	1,684,026
MGIC Investment Corp.	3,275,681	45,171,641
New York Community Bancorp, Inc.	206,240	2,281,015
Northfield Bancorp, Inc.	177,753	2,824,495
Northwest Bancshares, Inc.	229,035	3,601,575
OceanFirst Financial Corp.	150,293	3,495,815
PennyMac Financial Services, Inc.	88,499	2,984,186
Provident Financial Services, Inc.	113,643	2,592,197
Radian Group, Inc.	606,745	14,859,185
Southern Missouri Bancorp, Inc.	10,178	362,540
Sterling Bancorp, Inc.	104,277	764,351
Territorial Bancorp, Inc.	13,426	389,757
TFS Financial Corp.	64,980	1,327,541
TrustCo Bank Corp.	142,887	1,133,094
Walker & Dunlop, Inc.	75,534	5,013,192
Washington Federal, Inc.	466,739	15,869,126
Waterstone Financial, Inc.	44,115	771,571
WSFS Financial Corp.	19,000	757,910

		143,640,037

Total Financials		1,622,371,897

Health Care - 3.23%
Biotechnology - 0.20%
Emergent BioSolutions, Inc.A	204,126	11,245,301
Lexicon Pharmaceuticals, Inc.A B	118,334	365,652

		11,610,953

Health Care Equipment & Supplies - 0.41%
Accuray, Inc.A	87,328	339,706
Invacare Corp.B	1,055,934	8,120,132
Natus Medical, Inc.A	157,543	4,929,521

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Health Care - 3.23% (continued)
Health Care Equipment & Supplies - 0.41% (continued)
NuVasive, Inc.A	139,215	$10,736,261

		24,125,620

Health Care Providers & Services - 2.06%
Acadia Healthcare Co., Inc.A	175,102	5,626,027
AMN Healthcare Services, Inc.A	381,858	25,729,592
Encompass Health Corp.	360,929	27,802,361
Hanger, Inc.A	741,005	18,102,752
LHC Group, Inc.A	105,955	15,442,941
Magellan Health, Inc.A	19,734	1,444,726
MEDNAX, Inc.A	264,000	6,090,480
Patterson Cos., Inc.B	186,760	4,110,588
R1 RCM, Inc.A	819,728	10,246,600
Select Medical Holdings Corp.A	337,659	7,712,132

		122,308,199

Health Care Technology - 0.23%
Allscripts Healthcare Solutions, Inc.A	257,034	2,205,352
Computer Programs & Systems, Inc.	53,798	1,398,748
Evolent Health, Inc., Class AA B	647,605	6,527,858
NextGen Healthcare, Inc.A	243,101	3,369,380

		13,501,338

Life Sciences Tools & Services - 0.21%
Medpace Holdings, Inc.A	149,040	12,750,372

Pharmaceuticals - 0.12%
Innoviva, Inc.A	285,564	3,942,211
Prestige Consumer Healthcare, Inc.A	47,885	1,942,215
Taro Pharmaceutical Industries Ltd.A	17,898	1,443,832

		7,328,258

Total Health Care		191,624,740

Industrials - 20.11%
Aerospace & Defense - 1.08%
AAR Corp.	142,266	6,057,686
Aerojet Rocketdyne Holdings, Inc.A	328,926	17,127,177
AeroVironment, Inc.A	132,098	8,799,048
Astronics Corp.A	323,884	8,161,877
Embraer S.A., Sponsored ADRA	1,047,308	17,636,667
Moog, Inc., Class A	35,692	3,198,360
National Presto Industries, Inc.B	16,888	1,455,577
Triumph Group, Inc.	14,672	299,749
Vectrus, Inc.A	25,763	1,436,287

		64,172,428

Air Freight & Logistics - 0.53%
Air Transport Services Group, Inc.A	1,252,796	26,271,132
Echo Global Logistics, Inc.A	141,251	2,737,444
Hub Group, Inc., Class AA	41,279	2,182,421

		31,190,997

Airlines - 0.70%
Hawaiian Holdings, Inc.	256,173	7,142,103
JetBlue Airways Corp.A	814,008	16,141,779
SkyWest, Inc.	150,766	8,317,760

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Industrials - 20.11% (continued)
Airlines - 0.70% (continued)
Spirit Airlines, Inc.A	239,134	$9,821,234

		41,422,876

Building Products - 2.84%
Advanced Drainage Systems, Inc.	125,381	5,212,088
Apogee Enterprises, Inc.	43,994	1,399,889
Armstrong Flooring, Inc.A	599,870	2,123,540
Builders FirstSource, Inc.A	743,047	18,423,850
Caesarstone Ltd.B	109,648	1,434,196
Gibraltar Industries, Inc.A	692,401	37,749,702
Insteel Industries, Inc.	103,926	2,324,825
JELD-WEN Holding, Inc.A	59,492	1,420,669
Masonite International Corp.A	143,533	10,780,764
Patrick Industries, Inc.	58,322	3,025,745
Resideo Technologies, Inc.A	1,840,864	18,739,995
Simpson Manufacturing Co., Inc.	411,562	34,023,831
Universal Forest Products, Inc.	664,083	31,809,576

		168,468,670

Commercial Services & Supplies - 1.94%
ACCO Brands Corp.	705,980	6,099,667
Deluxe Corp.	314,206	15,144,729
Ennis, Inc.	69,395	1,447,580
Harsco Corp.A	463,076	6,899,832
Herman Miller, Inc.	233,975	9,043,134
HNI Corp.	70,199	2,525,058
Interface, Inc.	90,868	1,461,157
KAR Auction Services, Inc.B	309,688	6,509,642
Knoll, Inc.	888,213	21,992,154
Matthews International Corp., Class A	186,340	6,954,209
Mobile Mini, Inc.	739,725	30,876,122
Quad/Graphics, Inc.B	514,469	2,186,493
Steelcase, Inc., Class A	190,774	3,550,304
Team, Inc.A B	26,043	354,185

		115,044,266

Construction & Engineering - 1.83%
Aegion Corp.A	243,659	5,092,473
Arcosa, Inc.	9,200	402,500
Comfort Systems USA, Inc.	15,200	705,280
Construction Partners, Inc., Class AA B	388,909	6,525,893
EMCOR Group, Inc.	280,312	23,033,237
Fluor Corp.	1,143,900	20,464,371
Granite Construction, Inc.B	232,310	6,302,570
MYR Group, Inc.A	35,850	1,029,612
Primoris Services Corp.	1,450,989	30,949,595
Quanta Services, Inc.	227,201	8,894,919
Sterling Construction Co., Inc.A	53,100	699,593
Tutor Perini Corp.A	330,806	3,724,876
Valmont Industries, Inc.	7,434	1,056,074

		108,880,993

Electrical Equipment - 1.54%
Atkore International Group, Inc.A	141,137	5,603,139
AZZ, Inc.	93,353	3,851,745
Encore Wire Corp.	387,469	21,043,441
EnerSys	310,255	22,325,950
Generac Holdings, Inc.A	39,706	4,113,145
GrafTech International Ltd.B	132,400	1,420,652

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Industrials - 20.11% (continued)
Electrical Equipment - 1.54% (continued)
Preformed Line Products Co.	12,897	$704,434
Regal Beloit Corp.	303,719	23,829,793
Thermon Group Holdings, Inc.A	67,866	1,608,424
TPI Composites, Inc.A	341,490	7,085,917

		91,586,640

Machinery - 6.28%
Allison Transmission Holdings, Inc.	279,581	12,357,480
Altra Industrial Motion Corp.	193,029	6,420,145
Astec Industries, Inc.	238,154	9,821,471
Barnes Group, Inc.	422,297	26,676,502
Blue Bird Corp.A	191,451	3,777,328
Colfax Corp.A	855,830	30,090,983
Columbus McKinnon Corp.	43,314	1,515,557
Energy Recovery, Inc.A B	401,240	4,096,660
Enerpac Tool Group Corp.	1,106,239	25,565,183
EnPro Industries, Inc.	174,730	10,211,221
Federal Signal Corp.	1,550,466	49,862,987
Gorman-Rupp Co.	32,678	1,206,145
Graham Corp.	38,692	707,290
Greenbrier Cos., Inc.	374,461	9,020,765
Hillenbrand, Inc.	307,447	8,925,186
Hyster-Yale Materials Handling, Inc.	31,324	1,691,183
Kennametal, Inc.	739,448	23,137,328
Lindsay Corp.B	89,271	8,929,778
Meritor, Inc.A	310,268	6,797,972
Miller Industries, Inc.	246,083	8,467,716
Mueller Industries, Inc.	16,211	472,875
Mueller Water Products, Inc., Class A	30,820	359,053
Navistar International Corp.A	634,581	23,238,356
Oshkosh Corp.	176,350	15,173,154
Park-Ohio Holdings Corp.	116,622	3,428,687
Rexnord Corp.A	336,074	10,972,816
Standex International Corp.	23,445	1,713,595
Terex Corp.	1,040,667	26,380,908
Timken Co.	404,151	21,230,052
TriMas Corp.A	249,145	7,157,936
Trinity Industries, Inc.B	303,187	6,163,792
Wabash National Corp.	604,321	7,010,124

		372,580,228

Marine - 0.37%
Matson, Inc.	607,143	21,863,219

Professional Services - 0.88%
BG Staffing, Inc.	35,700	718,284
GP Strategies Corp.A	52,599	700,093
Heidrick & Struggles International, Inc.	36,700	1,043,014
Hudson Global, Inc.A	61,058	733,307
Huron Consulting Group, Inc.A	59,745	3,872,073
InnerWorkings, Inc.A	217,570	902,915
Kelly Services, Inc., Class A	313,336	5,564,847
Kforce, Inc.	11,400	422,370
Korn Ferry	411,281	16,854,295
ManpowerGroup, Inc.	146,234	13,378,949
Mistras Group, Inc.A	33,123	366,672
Resources Connection, Inc.	94,287	1,435,520

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Industrials - 20.11% (continued)
Professional Services - 0.88% (continued)
TrueBlue, Inc.A	290,727	$6,369,828

		52,362,167

Road & Rail - 0.61%
ArcBest Corp.	417,801	9,321,140
Avis Budget Group, Inc.A	185,564	6,086,499
Covenant Transportation Group, Inc., Class AA	79,370	1,006,809
Landstar System, Inc.	38,184	4,228,878
Marten Transport Ltd.	329,986	6,850,509
Ryder System, Inc.	130,401	6,222,736
Universal Logistics Holdings, Inc.	125,488	2,120,747
Werner Enterprises, Inc.	9,600	353,856

		36,191,174

Trading Companies & Distributors - 1.51%
Air Lease Corp.	337,000	14,470,780
Aircastle Ltd.	275,695	8,847,053
Applied Industrial Technologies, Inc.	40,619	2,622,769
CAI International, Inc.A	77,157	2,098,670
DXP Enterprises, Inc.A	30,300	1,050,501
GATX Corp.B	85,110	6,479,424
H&E Equipment Services, Inc.	82,935	2,248,368
Kaman Corp.	86,441	5,335,138
NOW, Inc.A	240,737	2,409,777
Rush Enterprises, Inc., Class A	586,654	25,226,122
Textainer Group Holdings Ltd.A	22,594	213,965
Titan Machinery, Inc.A	30,108	367,619
Triton International Ltd.	292,347	10,977,630
WESCO International, Inc.A	146,153	7,075,267

		89,423,083

Total Industrials		1,193,186,741

Information Technology - 12.35%
Communications Equipment - 1.04%
Casa Systems, Inc.A	321,387	1,288,762
Ciena Corp.A	795,549	32,354,978
CommScope Holding Co., Inc.A	563,243	6,863,116
EchoStar Corp., Class AA	94,765	3,781,597
Lumentum Holdings, Inc.A	88,821	6,729,967
NETGEAR, Inc.A	344,937	8,871,780
Plantronics, Inc.B	36,479	1,047,677
Ribbon Communications, Inc.A	303,026	854,533

		61,792,410

Electronic Equipment, Instruments & Components - 5.34%
Anixter International, Inc.A	7,479	729,950
Avnet, Inc.	734,049	26,785,448
AVX Corp.	825,124	16,725,264
Belden, Inc.	143,677	7,078,966
Benchmark Electronics, Inc.	106,057	3,264,434
Celestica, Inc.A	922,692	8,341,136
Coherent, Inc.A	103,740	14,671,948
ePlus, Inc.A	4,400	350,768
FabrinetA	383,629	24,183,972
FARO Technologies, Inc.A	451,419	23,320,306
II-VI, Inc.A B	1,318,402	44,364,227
Insight Enterprises, Inc.A	99,188	6,533,514
Itron, Inc.A	144,054	11,776,415

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Information Technology - 12.35% (continued)
Electronic Equipment, Instruments & Components - 5.34% (continued)
KEMET Corp.	176,509	$4,596,294
Kimball Electronics, Inc.A	65,259	1,055,891
Methode Electronics, Inc.	178,596	5,849,019
MTS Systems Corp.	374,293	18,972,912
PC Connection, Inc.	14,210	708,226
Plexus Corp.A	14,690	1,044,753
Rogers Corp.A	3,023	355,958
Sanmina Corp.A	653,852	20,818,648
ScanSource, Inc.A	325,780	11,366,464
Tech Data Corp.A	52,918	7,617,017
Vishay Intertechnology, Inc.	2,784,491	56,497,322

		317,008,852

IT Services - 1.37%
Cass Information Systems, Inc.	19,700	1,064,194
Conduent, Inc.A	62,383	266,999
CSG Systems International, Inc.	390,748	19,467,065
KBR, Inc.	1,241,322	33,763,959
NIC, Inc.	392,515	7,744,321
Sykes Enterprises, Inc.A	192,854	6,477,966
Unisys Corp.A	111,100	1,078,781
Virtusa Corp.A	282,133	11,748,018

		81,611,303

Semiconductors & Semiconductor Equipment - 3.84%
Brooks Automation, Inc.	1,143,970	43,562,378
Cabot Microelectronics Corp.	76,326	11,106,196
ChipMOS Technologies, Inc., ADRB	182,578	3,563,923
Cohu, Inc.	1,048,360	23,451,813
Diodes, Inc.A	1,714,154	88,518,913
First Solar, Inc.A B	153,280	7,599,622
MKS Instruments, Inc.	142,959	14,984,962
NVE Corp.	5,000	366,800
Photronics, Inc.A	1,869,510	23,892,338
Semtech Corp.A	228,633	11,017,824

		228,064,769

Software - 0.50%
Ebix, Inc.B	40,746	1,402,885
Verint Systems, Inc.A	484,198	28,083,484

		29,486,369

Technology Hardware, Storage & Peripherals - 0.26%
3D Systems Corp.A B	52,343	570,015
NCR Corp.A	381,659	12,869,541
Stratasys Ltd.A	21,608	388,512
Super Micro Computer, Inc.A	50,700	1,417,572

		15,245,640

Total Information Technology		733,209,343

Materials - 3.73%
Chemicals - 1.61%
American Vanguard Corp.	59,696	1,115,121
Cabot Corp.	743,516	29,629,113
FutureFuel Corp.	101,896	1,116,780
Huntsman Corp.	674,610	13,869,982
Ingevity Corp.A	6,129	399,733
Kraton Corp.A	132,177	2,174,312
Kronos Worldwide, Inc.	55,650	603,246

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Materials - 3.73% (continued)
Chemicals - 1.61% (continued)
Livent Corp.A B	789,669	$7,430,785
LSB Industries, Inc.A	50,461	152,392
Minerals Technologies, Inc.	218,170	11,809,542
PolyOne Corp.	713,590	23,676,916
Quaker Chemical Corp.B	14,947	2,481,501
Trinseo S.A.	47,600	1,367,072

		95,826,495

Containers & Packaging - 0.03%
Greif, Inc., Class A	36,266	1,465,872
Silgan Holdings, Inc.	12,000	370,320

		1,836,192

Metals & Mining - 1.64%
Alamos Gold, Inc., Class A	430,018	2,709,113
Allegheny Technologies, Inc.A	1,173,987	20,251,276
Carpenter Technology Corp.	422,898	16,805,967
Century Aluminum Co.A	206,700	1,093,443
Cleveland-Cliffs, Inc.B	153,744	1,079,283
Coeur Mining, Inc.A	1,270,513	7,661,193
Commercial Metals Co.	377,077	7,748,932
Elah Holdings, Inc.A	3,535	226,240
Ferroglobe PLCA	2,803,168	2,389,140
Ferroglobe Representation & Warranty InsuranceA C D	2,123,070	—
Haynes International, Inc.	18,691	501,106
Hecla Mining Co.	1,397,231	4,233,610
Kaiser Aluminum Corp.	7,947	795,892
Pan American Silver Corp.	579,031	13,306,132
Schnitzer Steel Industries, Inc., Class A	828,826	13,327,522
Warrior Met Coal, Inc.	210,189	3,964,165
Worthington Industries, Inc.	30,046	1,105,092

		97,198,106

Paper & Forest Products - 0.45%
Domtar Corp.	414,184	14,421,887
Louisiana-Pacific Corp.	253,967	7,791,708
Mercer International, Inc.	100,438	1,105,822
PH Glatfelter Co.	28,508	476,084
Schweitzer-Mauduit International, Inc.	75,708	2,652,051

		26,447,552

Total Materials		221,308,345

Real Estate - 5.08%
Equity Real Estate Investment Trusts (REITs) - 4.91%
Agree Realty Corp.	151,519	11,504,838
Brandywine Realty Trust	1,402,589	21,908,440
CareTrust REIT, Inc.	197,153	4,372,854
Colony Capital, Inc.	1,802,855	8,419,333
CoreCivic, Inc.	395,687	6,311,208
Cousins Properties, Inc.	169,804	6,950,078
DiamondRock Hospitality Co.	753,043	7,281,926
Empire State Realty Trust, Inc., Class A	838,917	11,375,714
Equity Commonwealth	139,303	4,567,745
GEO Group, Inc.	683,742	10,803,124
Hersha Hospitality TrustB	493,144	6,396,078
Industrial Logistics Properties Trust	161,180	3,689,410
Kite Realty Group Trust	271,174	4,664,193
Lexington Realty Trust	2,692,215	29,802,820

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Real Estate - 5.08% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.91% (continued)
Outfront Media, Inc.	413,953	$12,310,962
Pebblebrook Hotel Trust	62,900	1,491,988
Physicians Realty Trust	731,817	14,160,659
Piedmont Office Realty Trust, Inc., Class A	585,442	13,576,400
PotlatchDeltic Corp.	332,640	14,303,520
Preferred Apartment Communities, Inc., Class AB	353,026	4,158,646
Retail Opportunity Investments Corp.	209,729	3,475,209
Ryman Hospitality Properties, Inc.	173,407	14,744,797
Seritage Growth Properties, Class AB	1,225,315	44,993,567
Sunstone Hotel Investors, Inc.	920,372	11,670,317
Terreno Realty Corp.	98,070	5,615,488
Urban Edge Properties	685,864	12,613,039

		291,162,353

Real Estate Management & Development - 0.17%
Newmark Group, Inc., Class A	884,728	10,413,248

Total Real Estate		301,575,601

Utilities - 3.17%
Electric Utilities - 1.35%
ALLETE, Inc.	169,343	14,136,754
El Paso Electric Co.	21,705	1,477,893
Otter Tail Corp.	54,234	2,904,773
PNM Resources, Inc.	27,101	1,469,687
Portland General Electric Co.	984,454	60,543,921

		80,533,028

Gas Utilities - 0.52%
Chesapeake Utilities Corp.	107,246	10,318,138
South Jersey Industries, Inc.B	51,094	1,573,695
Southwest Gas Holdings, Inc.	200,135	15,112,194
Spire, Inc.	17,599	1,483,948
Star Group LP	78,219	725,872
Suburban Propane Partners LP, MLP	65,071	1,473,858

		30,687,705

Independent Power & Renewable Electricity Producers - 0.26%
Clearway Energy, Inc., Class A	84,777	1,754,036
Clearway Energy, Inc., Class C	643,592	13,624,843

		15,378,879

Multi-Utilities - 1.04%
Avista Corp.	777,307	39,526,061
NorthWestern Corp.	286,443	22,047,518

		61,573,579

Total Utilities		188,173,191

Total Common Stocks (Cost $5,143,271,472)		5,713,893,221

SHORT-TERM INVESTMENTS - 3.82%
Investment Companies - 3.64%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%E F	216,192,887	216,192,887

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 3.82% (continued)
U.S. Treasury Obligations - 0.18%
U.S. Treasury Bill, 1.870%, Due 2/13/2020G	$10,500,000	$10,495,713

Total Short-Term Investments (Cost $226,686,482)		226,688,600

	Shares
SECURITIES LENDING COLLATERAL - 0.90% (Cost $53,133,178)
Investment Companies - 0.90%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%E F	53,133,178	53,133,178

TOTAL INVESTMENTS - 101.00% (Cost $5,423,091,132)		5,993,714,999
LIABILITIES, NET OF OTHER ASSETS - (1.00%)		(59,111,955)

TOTAL NET ASSETS - 100.00%		$5,934,603,044

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
C	Value was determined using significant unobservable inputs.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.
G	This security or a piece thereof is held as segregated collateral at period end.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,487	March 2020	$205,664,360	$200,787,945	$(4,876,415)

			$205,664,360	$200,787,945	$(4,876,415)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$5,713,893,221	$—	$(0	)(1)	$5,713,893,221
Short-Term Investments	216,192,887	10,495,713	—		226,688,600
Securities Lending Collateral	53,133,178	—	—		53,133,178

Total Investments in Securities - Assets	$5,983,219,286	$10,495,713	$—		$5,993,714,999

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,876,415)	$—	$—		$(4,876,415)

Total Financial Derivative Instruments - Liabilities	$(4,876,415)	$—	$—		$(4,876,415)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2020		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
Belgium - 2.51% (Cost $12,321,263)
Common Stocks - 2.51%
Groupe Bruxelles Lambert S.A.	138,312	$13,898,405

Bermuda - 1.49% (Cost $11,786,686)
Common Stocks - 1.49%
Clear Media Ltd.	11,645,000	8,251,181

Canada - 2.86%
Common Stocks - 2.86%
Nutrien Ltd.	278,400	11,884,896
Wheaton Precious Metals Corp.	134,300	3,955,135

Total Common Stocks		15,840,031

Total Canada (Cost $16,029,644)		15,840,031

China - 2.51%
Common Stocks - 2.51%
Alibaba Group Holding Ltd., Sponsored ADRA	51,565	10,652,813
Tencent Holdings Ltd., ADR	68,100	3,262,671

Total Common Stocks		13,915,484

Total China (Cost $12,316,631)		13,915,484

Denmark - 2.00% (Cost $16,225,577)
Common Stocks - 2.00%
ISS A/S	457,800	11,090,348

Finland - 1.98% (Cost $15,516,198)
Common Stocks - 1.98%
Nokia OYJ, Sponsored ADRB	2,834,600	10,998,248

France - 14.25%
Common Stocks - 14.25%
Bollore S.A.	3,713,704	15,114,709
Bureau Veritas S.A.	612,771	16,916,837
Danone S.A.	155,400	12,444,768
Engie S.A.	192,500	3,313,824
Imerys S.A.	136,000	5,925,971
Sanofi	170,301	16,424,494
Sopra Steria Group	55,679	8,919,392

Total Common Stocks		79,059,995

Total France (Cost $72,196,106)		79,059,995

Germany - 15.53%
Common Stocks - 12.67%
Brenntag AG	112,300	5,838,764
Continental AG	50,600	5,787,112
Duerr AG	263,730	7,930,240
GEA Group AG	212,864	6,388,993
Infineon Technologies AG	662,469	14,361,127
Siemens AG, Sponsored ADR	247,900	15,255,766
Software AG	260,400	8,721,329
Wacker Neuson SE	371,800	6,000,863

Total Common Stocks		70,284,194

Preferred Stocks - 2.86%
Henkel AG & Co. KGaAC	123,800	12,628,543

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
Germany - 15.53% (continued)
Preferred Stocks - 2.86% (continued)
Jungheinrich AG C	146,500	$3,227,750

Total Preferred Stocks		15,856,293

Total Germany (Cost $85,749,661)		86,140,487

Ireland - 2.88% (Cost $14,760,376)
Common Stocks - 2.88%
CRH PLCA	424,020	15,968,833

Italy - 0.56% (Cost $3,303,394)
Common Stocks - 0.56%
Salvatore Ferragamo SpA	168,900	3,120,967

Japan - 21.46%
Common Stocks - 21.46%
Amano Corp.	504,903	14,639,985
FANUC Corp.	99,470	18,096,648
Hitachi Ltd.	348,168	13,295,654
Hoya Corp.	99,300	9,545,144
Kao Corp.	171,200	13,679,801
Makita Corp.	421,400	15,988,531
Mitsubishi UFJ Financial Group, Inc.	2,331,800	11,929,297
Nikon Corp.	740,000	8,914,640
Rohm Co., Ltd.	90,100	6,490,789
Tokyo Broadcasting System Holdings, Inc.	374,300	6,484,784

Total Common Stocks		119,065,273

Total Japan (Cost $105,182,362)		119,065,273

Netherlands - 2.60% (Cost $15,974,374)
Common Stocks - 2.60%
Royal Dutch Shell PLC, Class B, Sponsored ADRB	270,900	14,433,552

Republic of Korea - 3.19% (Cost $14,125,954)
Preferred Stocks - 3.19%
Samsung Electronics Co., Ltd. C	447,900	17,668,445

Spain - 2.60% (Cost $14,613,717)
Common Stocks - 2.60%
Applus Services S.A.	1,242,800	14,408,938

Switzerland - 6.86%
Common Stocks - 6.86%
Novartis AG, Sponsored ADR	134,350	12,697,419
Roche Holding AG	47,800	16,087,611
UBS Group AGA B	750,000	9,277,500

Total Common Stocks		38,062,530

Total Switzerland (Cost $31,856,047)		38,062,530

Taiwan - 1.46% (Cost $6,677,557)
Common Stocks - 1.46%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	150,000	8,091,000

United Kingdom - 10.84%
Common Stocks - 10.84%
Diageo PLC, Sponsored ADR	38,590	6,095,291
IMI PLC	648,017	9,398,307
Reckitt Benckiser Group PLC	173,100	14,337,075

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
United Kingdom - 10.84% (continued)
Common Stocks - 10.84% (continued)
Smiths Group PLC	707,245	$15,822,958
Unilever N.V.	248,401	14,476,810

Total Common Stocks		60,130,441

Total United Kingdom (Cost $53,466,308)		60,130,441

United States - 2.99%
Common Stocks - 2.99%
Aflac, Inc.	175,935	9,072,968
Bunge Ltd.	143,800	7,539,434

Total Common Stocks		16,612,402

Total United States (Cost $14,779,327)		16,612,402

SHORT-TERM INVESTMENTS - 0.60% (Cost $3,347,378)
Investment Companies - 0.60%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%D E	3,347,378	3,347,378

SECURITIES LENDING COLLATERAL - 0.90% (Cost $4,976,091)
Investment Companies - 0.90%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%D E	4,976,091	4,976,091

TOTAL INVESTMENTS - 100.07% (Cost $525,204,651)		555,080,029
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(386,669)

TOTAL NET ASSETS - 100.00%		$554,693,360

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2020.
C	A type of Preferred Stock that has no maturity date.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Belgium	$—	$13,898,405	$—	$13,898,405
Bermuda	—	8,251,181	—	8,251,181
Canada	15,840,031	—	—	15,840,031
China	13,915,484	—	—	13,915,484
Denmark	—	11,090,348	—	11,090,348
Finland	10,998,248	—	—	10,998,248
France	—	79,059,995	—	79,059,995
Germany	15,255,766	55,028,428	—	70,284,194
Ireland	—	15,968,833	—	15,968,833
Italy	—	3,120,967	—	3,120,967
Japan	—	119,065,273	—	119,065,273
Netherlands	14,433,552	—	—	14,433,552

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Spain	$—	$14,408,938	$—	$14,408,938
Switzerland	21,974,919	16,087,611	—	38,062,530
Taiwan	8,091,000	—	—	8,091,000
United Kingdom	20,572,101	39,558,340	—	60,130,441
Foreign Preferred Stocks
Germany	—	15,856,293	—	15,856,293
Republic of Korea	—	17,668,445	—	17,668,445
Common Stocks
United States	16,612,402	—	—	16,612,402
Short-Term Investments	3,347,378	—	—	3,347,378
Securities Lending Collateral	4,976,091	—	—	4,976,091

Total Investments in Securities - Assets	$146,016,972	$409,063,057	$—	$555,080,029

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of January 31, 2020, the Trust consists of thirty-two active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$2,596,447	$660,858	$2,027,461	$2,688,319
International Equity	12,675,391	—	13,648,223	13,648,223
Large Cap Value	70,970,675	7,384,930	66,678,112	74,063,042
Mid-Cap Value	19,148,169	1,597,128	18,349,681	19,946,809
Small Cap Value	349,803,799	53,133,178	316,396,734	369,529,912
Tocqueville International Value	32,973,715	4,976,091	30,142,855	35,118,946

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$209,693,400	$23,714,751	$(5,826,259)	$17,888,492
Garcia Hamilton Quality Bond	393,401,061	6,488,192	(30,461)	6,457,731
International Equity	2,712,783,336	247,012,752	(193,417,852)	53,594,900
Large Cap Value	4,247,715,222	1,002,684,774	(138,916,385)	863,768,389
Mid-Cap Value	404,431,405	87,031,518	(34,988,077)	52,043,441
Small Cap Value	5,423,091,132	1,000,732,642	(430,108,775)	570,623,867
Tocqueville International Value	525,204,651	55,033,363	(25,157,985)	29,875,378

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$1,724,644	$1,129,443
International Equity	26,829,245	31,461,217
Mid-Cap Value	18,737,756	—
Tocqueville International Value	4,700,350	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 30, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: March 30, 2020